Quarterly Holdings Report
for

Strategic Advisers® Core Income Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

May 31, 2021

SSC-QTLY-0721
1.912894.110

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.9%
		Principal Amount(a)	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 8/5/21 to 11/4/21 (Cost $397,962,459)		$398,000,000	$397,983,454

Nonconvertible Bonds - 11.1%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Altice France SA:
5.125% 1/15/29 (b)		300,000	297,000
5.125% 7/15/29 (b)		275,000	272,652
7.375% 5/1/26 (b)		224,000	232,942
8.125% 2/1/27 (b)		135,000	147,150
AT&T, Inc.:
1.7% 3/25/26		700,000	706,254
2.55% 12/1/33 (b)		6,473,000	6,251,870
3.5% 6/1/41		4,880,000	4,895,339
3.5% 9/15/53 (b)		423,000	401,352
3.55% 9/15/55 (b)		1,590,000	1,503,442
3.65% 9/15/59 (b)		8,915,000	8,524,240
3.8% 12/1/57 (b)		26,433,000	26,029,870
4.3% 2/15/30		3,709,000	4,222,312
4.5% 5/15/35		1,980,000	2,270,189
4.5% 3/9/48		6,650,000	7,468,538
4.75% 5/15/46		49,080,000	57,339,210
4.9% 6/15/42		7,000,000	8,279,664
5.15% 11/15/46		10,160,000	12,559,807
6.2% 3/15/40		2,433,000	3,214,997
6.3% 1/15/38		2,523,000	3,430,639
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		305,000	324,825
7.5% 10/15/26 (b)		710,000	745,500
Cablevision Lightpath LLC 3.875% 9/15/27 (b)		10,000	9,729
Cogent Communications Group, Inc. 3.5% 5/1/26 (b)		165,000	167,600
Frontier Communications Corp.:
5% 5/1/28 (b)		215,000	220,375
5.875% 10/15/27 (b)		95,000	100,938
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)		135,000	129,769
3.875% 11/15/29 (b)		1,500,000	1,591,500
4.25% 7/1/28 (b)		1,520,000	1,523,268
5.375% 5/1/25		400,000	408,844
Lumen Technologies, Inc.:
4.5% 1/15/29 (b)		705,000	682,088
5.125% 12/15/26 (b)		185,000	191,648
5.625% 4/1/25		175,000	187,733
6.875% 1/15/28		15,000	16,688
7.6% 9/15/39		1,464,000	1,661,640
7.65% 3/15/42		1,000,000	1,117,500
Qwest Corp. 7.25% 9/15/25		203,000	240,555
Sable International Finance Ltd. 5.75% 9/7/27 (b)		585,000	616,415
Sprint Capital Corp.:
6.875% 11/15/28		1,695,000	2,120,547
8.75% 3/15/32		555,000	822,788
Sprint Spectrum Co. LLC:
3.36% 3/20/23 (b)		250,000	250,420
4.738% 9/20/29 (b)		1,370,000	1,468,215
5.152% 9/20/29 (b)		9,350,000	10,705,750
Telecom Italia SpA 5.303% 5/30/24 (b)		370,000	402,375
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		400,000	421,200
Verizon Communications, Inc.:
2.1% 3/22/28		1,235,000	1,251,218
2.55% 3/21/31		3,685,000	3,705,607
2.65% 11/20/40		1,265,000	1,165,525
2.987% 10/30/56		1,660,000	1,478,904
3.4% 3/22/41		5,350,000	5,440,595
4.016% 12/3/29		2,296,000	2,594,628
4.272% 1/15/36		5,425,000	6,263,131
4.5% 8/10/33		945,000	1,109,972
4.522% 9/15/48		2,711,000	3,205,451
4.862% 8/21/46		490,000	607,720
5.012% 4/15/49		156,000	197,399
Virgin Media Finance PLC 5% 7/15/30 (b)		270,000	268,864
			201,464,391
Entertainment - 0.0%
Live Nation Entertainment, Inc. 3.75% 1/15/28 (b)		237,000	236,353
Netflix, Inc.:
4.375% 11/15/26		165,000	186,085
4.875% 4/15/28		145,000	166,808
4.875% 6/15/30 (b)		70,000	80,675
5.375% 11/15/29 (b)		120,000	141,895
5.875% 11/15/28		635,000	768,350
6.375% 5/15/29		55,000	68,681
The Walt Disney Co. 3.6% 1/13/51		3,415,000	3,656,890
			5,305,737
Interactive Media & Services - 0.0%
Tencent Holdings Ltd. 3.84% 4/22/51 (b)		2,435,000	2,483,067
Media - 0.5%
Altice Financing SA:
5% 1/15/28 (b)		200,000	198,474
7.5% 5/15/26 (b)		300,000	311,906
Altice France Holding SA:
4% 2/15/28 (Reg. S)	EUR	4,800,000	5,667,516
6% 2/15/28 (b)		105,000	103,425
8% 5/15/27 (Reg. S)	EUR	4,800,000	6,354,349
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		2,450,000	2,468,375
4.5% 8/15/30 (b)		180,000	183,425
4.5% 5/1/32		3,550,000	3,581,418
4.5% 6/1/33 (b)(c)		2,110,000	2,105,337
5.75% 2/15/26 (b)		1,151,000	1,190,134
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51		7,625,000	7,160,996
3.9% 6/1/52 (c)		4,440,000	4,256,467
4.464% 7/23/22		11,002,000	11,433,584
4.908% 7/23/25		7,565,000	8,602,494
5.375% 4/1/38		450,000	536,025
5.375% 5/1/47		37,824,000	44,146,823
5.75% 4/1/48		14,203,000	17,356,414
6.384% 10/23/35		2,985,000	3,899,144
6.484% 10/23/45		1,295,000	1,704,079
Comcast Corp.:
3.75% 4/1/40		370,000	406,046
3.999% 11/1/49		10,000	11,290
4.6% 8/15/45		2,420,000	2,939,631
4.65% 7/15/42		4,121,000	5,025,569
COX Communications, Inc.:
3.15% 8/15/24 (b)		4,500,000	4,830,176
4.6% 8/15/47 (b)		3,875,000	4,522,186
CSC Holdings LLC:
3.375% 2/15/31 (b)		244,000	227,530
4.125% 12/1/30 (b)		215,000	210,120
4.5% 11/15/31 (b)		220,000	219,074
4.625% 12/1/30 (b)		170,000	164,713
5.75% 1/15/30 (b)		1,000,000	1,043,800
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		1,900,000	1,405,981
Discovery Communications LLC:
3.625% 5/15/30		4,338,000	4,635,989
4% 9/15/55 (b)		1,620,000	1,603,683
4.65% 5/15/50		11,727,000	13,024,017
5.3% 5/15/49		6,820,000	8,114,233
DISH DBS Corp.:
5.875% 11/15/24		200,000	213,000
6.75% 6/1/21		1,500,000	1,500,000
7.75% 7/1/26		550,000	624,773
Fox Corp.:
5.476% 1/25/39		2,474,000	3,083,287
5.576% 1/25/49		1,641,000	2,096,567
Gray Television, Inc. 4.75% 10/15/30 (b)		100,000	98,232
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	205,216
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)		345,000	348,450
SES Global Americas Holdings GP 5.3% 3/25/44 (b)		2,000,000	2,296,938
Sinclair Television Group, Inc. 4.125% 12/1/30 (b)		1,950,000	1,896,375
Sirius XM Radio, Inc.:
4.125% 7/1/30 (b)		65,000	65,163
5.5% 7/1/29 (b)		1,000,000	1,082,500
Tegna, Inc. 4.75% 3/15/26 (b)		225,000	238,977
Time Warner Cable LLC:
4% 9/1/21		16,424,000	16,466,953
5.5% 9/1/41		2,591,000	3,116,263
5.875% 11/15/40		5,543,000	6,955,924
6.55% 5/1/37		8,522,000	11,304,961
7.3% 7/1/38		6,393,000	9,051,134
ViacomCBS, Inc.:
3.875% 4/1/24		1,380,000	1,491,742
4.2% 5/19/32		650,000	731,939
4.6% 1/15/45		5,565,000	6,256,422
5.85% 9/1/43		220,000	284,573
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (b)		1,932,000	1,927,170
5.5% 8/15/26 (b)		300,000	311,100
5.5% 5/15/29 (b)		175,000	187,250
Ziggo BV:
4.875% 1/15/30 (b)		115,000	117,846
5.5% 1/15/27 (b)		477,000	494,291
			242,091,469
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% 12/31/26 (b)		2,650,000	2,602,797
8.75% 5/25/24 (b)		300,000	310,781
8.75% 5/25/24 (b)		400,000	414,325
13% 12/31/25 pay-in-kind (b)(d)		2,000,000	2,024,125
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)		2,500,000	1,456,250
9.75% 7/15/25 (b)(e)		5,500,000	3,217,500
Millicom International Cellular SA:
4.5% 4/27/31 (b)		200,000	208,610
5.125% 1/15/28 (b)		346,500	364,540
Rogers Communications, Inc. 3% 3/15/23		150,000	155,869
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)		200,000	208,250
Sprint Corp. 7.875% 9/15/23		5,977,000	6,772,598
T-Mobile U.S.A., Inc.:
2.05% 2/15/28		1,450,000	1,443,388
2.25% 2/15/26		3,450,000	3,479,153
2.625% 4/15/26		220,000	223,914
2.625% 2/15/29		275,000	265,375
3% 2/15/41		2,945,000	2,761,821
3.3% 2/15/51		6,575,000	6,186,418
3.5% 4/15/25		500,000	542,628
3.75% 4/15/27		12,160,000	13,367,610
3.875% 4/15/30		17,184,000	18,834,695
4.375% 4/15/40		200,000	223,762
4.5% 4/15/50		3,381,000	3,826,142
Vodafone Group PLC 4.25% 9/17/50		3,525,000	3,904,572
			72,795,123

TOTAL COMMUNICATION SERVICES			524,139,787

CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		2,000,000	2,050,000
American Axle & Manufacturing, Inc. 6.25% 4/1/25		525,000	543,328
Dana, Inc. 5.625% 6/15/28		500,000	539,436
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (d)	EUR	2,500,000	3,117,737
Patrick Industries, Inc. 4.75% 5/1/29 (b)		110,000	109,736
Real Hero Merger Sub 2 6.25% 2/1/29 (b)		30,000	31,020
			6,391,257
Automobiles - 0.1%
Ford Motor Co.:
4.75% 1/15/43		2,000,000	2,017,600
5.291% 12/8/46		1,925,000	2,044,543
9% 4/22/25		1,250,000	1,527,213
9.625% 4/22/30		500,000	696,160
General Motors Co.:
6.25% 10/2/43		7,995,000	10,756,446
6.6% 4/1/36		575,000	775,635
6.75% 4/1/46		1,725,000	2,400,638
General Motors Financial Co., Inc.:
2.4% 4/10/28		1,895,000	1,916,755
3.45% 4/10/22		4,650,000	4,751,145
3.7% 5/9/23		11,800,000	12,428,620
4% 1/15/25		2,105,000	2,297,685
4.25% 5/15/23		1,875,000	2,002,503
4.375% 9/25/21		7,321,000	7,413,985
			51,028,928
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		1,225,000	1,223,702
California Institute of Technology 3.65% 9/1/19		535,000	580,692
ERAC U.S.A. Finance LLC 3.3% 12/1/26 (b)		8,865,000	9,668,121
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		425,000	457,472
President and Fellows of Harvard College:
3.15% 7/15/46		190,000	204,366
3.3% 7/15/56		190,000	207,328
Service Corp. International 5.125% 6/1/29		270,000	292,248
Trustees of Boston University 4.061% 10/1/48		450,000	537,585
University of Pennsylvania Trustees:
2.396% 10/1/50		495,000	458,307
3.61% 2/15/2119		285,000	300,923
University of Southern California 3.841% 10/1/47		705,000	826,839
Yale University 2.402% 4/15/50		1,815,000	1,679,050
			16,436,633
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29 (b)		1,660,000	1,624,725
4% 10/15/30 (b)		5,000,000	4,843,750
4.25% 5/15/24 (b)		155,000	156,499
4.375% 1/15/28 (b)		280,000	283,500
5.75% 4/15/25 (b)		90,000	95,063
Aramark Services, Inc.:
4.75% 6/1/26		100,000	102,375
5% 2/1/28 (b)		1,990,000	2,054,053
Brinker International, Inc. 3.875% 5/15/23		2,500,000	2,565,625
Caesars Entertainment, Inc. 6.25% 7/1/25 (b)		380,000	400,490
Caesars Resort Collection LLC 5.25% 10/15/25 (b)		20,000	20,166
Carnival Corp. 7.625% 3/1/26 (b)		75,000	82,125
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		325,000	318,037
3.75% 5/1/29 (b)		255,000	255,638
4% 5/1/31 (b)		970,000	978,235
5.375% 5/1/25 (b)		400,000	421,104
International Game Technology PLC 6.5% 2/15/25 (b)		800,000	886,296
Marriott International, Inc.:
3.125% 6/15/26		1,090,000	1,157,992
3.6% 4/15/24		860,000	918,868
McDonald's Corp. 4.7% 12/9/35		1,685,000	2,041,158
MGM Resorts International:
4.625% 9/1/26		500,000	526,150
6.75% 5/1/25		100,000	107,204
NCL Finance Ltd. 6.125% 3/15/28 (b)		40,000	41,700
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (b)		55,000	60,841
11.5% 6/1/25 (b)		160,000	185,200
Scientific Games Corp. 8.625% 7/1/25 (b)		500,000	545,200
Starbucks Corp. 1.3% 5/7/22		3,742,000	3,780,116
Yum! Brands, Inc. 7.75% 4/1/25 (b)		330,000	358,875
			24,810,985
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		500,000	491,250
Century Communities, Inc. 6.75% 6/1/27		275,000	295,900
Lennar Corp.:
4.75% 11/29/27		9,350,000	10,812,761
5% 6/15/27		12,100,000	14,022,690
5.25% 6/1/26		2,920,000	3,372,600
Newell Brands, Inc. 5.875% 4/1/36		30,000	37,243
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		298,000	318,115
Tempur Sealy International, Inc. 4% 4/15/29 (b)		1,675,000	1,678,367
Toll Brothers Finance Corp.:
4.35% 2/15/28		29,675,000	32,283,136
4.375% 4/15/23		5,000,000	5,237,500
4.875% 11/15/25		35,000	39,300
4.875% 3/15/27		7,917,000	8,949,614
5.875% 2/15/22		12,000,000	12,240,000
			89,778,476
Internet & Direct Marketing Retail - 0.0%
Match Group Holdings II LLC 4.125% 8/1/30 (b)		70,000	69,626
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22		2,485,000	2,559,858
3% 11/19/24		5,655,000	6,034,622
Mattel, Inc. 5.45% 11/1/41		20,000	22,625
			8,617,105
Multiline Retail - 0.0%
Dollar Tree, Inc. 4.2% 5/15/28		255,000	288,382
Specialty Retail - 0.1%
Adient U.S. LLC 9% 4/15/25 (b)		1,000,000	1,105,410
AutoNation, Inc. 4.75% 6/1/30		953,000	1,121,274
AutoZone, Inc.:
1.65% 1/15/31		255,000	237,357
3.75% 4/18/29		1,200,000	1,318,605
4% 4/15/30		6,924,000	7,758,184
Lowe's Companies, Inc. 4.25% 9/15/44		85,000	92,836
Magic MergerCo, Inc.:
5.25% 5/1/28 (b)		110,000	111,375
7.875% 5/1/29 (b)		200,000	204,348
O'Reilly Automotive, Inc. 1.75% 3/15/31		420,000	396,243
Sally Holdings LLC 8.75% 4/30/25 (b)		3,067,000	3,385,201
The Home Depot, Inc.:
4.875% 2/15/44		1,075,000	1,389,346
5.875% 12/16/36		300,000	416,410
			17,536,589
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.625% 3/15/27 (b)		875,000	916,563
Wolverine World Wide, Inc. 6.375% 5/15/25 (b)		270,000	287,213
			1,203,776

TOTAL CONSUMER DISCRETIONARY			216,161,757

CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36		2,765,000	3,294,286
4.9% 2/1/46		12,660,000	15,177,430
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		9,871,000	11,750,359
4.9% 2/1/46		12,306,000	14,692,473
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		8,175,000	8,949,368
4.35% 6/1/40		4,618,000	5,271,109
4.375% 4/15/38		2,500,000	2,857,851
4.5% 6/1/50		8,175,000	9,379,107
4.6% 6/1/60		5,007,000	5,756,456
4.75% 1/23/29		890,000	1,049,341
4.75% 4/15/58		6,987,000	8,159,748
5.45% 1/23/39		5,390,000	6,825,735
5.55% 1/23/49		15,352,000	20,067,852
5.8% 1/23/59 (Reg. S)		15,062,000	20,457,690
Bacardi Ltd. 5.3% 5/15/48 (b)		1,050,000	1,316,438
Constellation Brands, Inc.:
3.7% 12/6/26		1,050,000	1,166,050
4.4% 11/15/25		480,000	545,490
4.75% 11/15/24		5,595,000	6,332,761
Diageo Capital PLC 2.125% 4/29/32		390,000	382,730
PepsiCo, Inc.:
2.625% 3/19/27		839,000	904,910
2.75% 3/5/22		900,000	917,725
3.1% 7/17/22		260,000	267,166
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		220,000	220,098
			145,742,173
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		80,000	76,720
4.875% 2/15/30 (b)		300,000	312,660
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		1,800,000	1,850,620
Bellis Finco PLC 4% 2/16/27 (b)	GBP	9,000,000	12,748,083
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,000,000	1,909,400
Co-Operative Group Ltd. 5.125% 5/17/24 (Reg. S)	GBP	725,000	1,100,498
Kroger Co. 2.65% 10/15/26		430,000	457,168
U.S. Foods, Inc. 6.25% 4/15/25 (b)		185,000	196,015
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		2,632,000	2,654,497
			21,305,661
Food Products - 0.2%
Darling Ingredients, Inc. 5.25% 4/15/27 (b)		300,000	313,500
Hormel Foods Corp. 0.65% 6/3/24		895,000	895,425
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		15,375,000	16,912,654
6.5% 4/15/29 (b)		19,275,000	21,612,094
Kraft Heinz Foods Co.:
3.75% 4/1/30		653,000	698,611
3.875% 5/15/27		235,000	257,239
4.25% 3/1/31		7,220,000	8,028,258
4.375% 6/1/46		7,290,000	7,817,416
5% 7/15/35		920,000	1,086,202
5.2% 7/15/45		4,602,000	5,434,248
7.125% 8/1/39 (b)		9,093,000	12,848,970
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (b)		345,000	379,069
Pilgrim's Pride Corp.:
4.25% 4/15/31 (b)		4,075,000	4,121,048
5.875% 9/30/27 (b)		500,000	531,875
Post Holdings, Inc.:
4.625% 4/15/30 (b)		2,880,000	2,896,445
5.5% 12/15/29 (b)		270,000	288,380
The J.M. Smucker Co. 3.5% 3/15/25		310,000	338,756
TreeHouse Foods, Inc. 4% 9/1/28		505,000	502,177
Tyson Foods, Inc. 4% 3/1/26		2,520,000	2,826,436
			87,788,803
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 4/30/31 (b)		1,325,000	1,330,009
Diamond BC BV 5.625% 8/15/25 (Reg. S)	EUR	500,000	622,535
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (b)		2,500,000	2,431,225
			4,383,769
Tobacco - 0.1%
Altria Group, Inc.:
3.4% 2/4/41		5,700,000	5,231,201
4.25% 8/9/42		365,000	372,783
BAT Capital Corp.:
3.215% 9/6/26		740,000	785,236
3.557% 8/15/27		2,140,000	2,273,336
4.39% 8/15/37		1,000,000	1,037,699
4.54% 8/15/47		9,635,000	9,641,868
4.7% 4/2/27		325,000	366,000
BAT International Finance PLC 3.95% 6/15/25 (b)		6,600,000	7,276,888
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)		4,250,000	4,483,344
4.25% 7/21/25 (b)		1,500,000	1,654,085
Philip Morris International, Inc.:
1.125% 5/1/23		955,000	970,952
3.875% 8/21/42		530,000	562,833
Reynolds American, Inc. 5.7% 8/15/35		635,000	750,038
			35,406,263

TOTAL CONSUMER STAPLES			294,626,669

ENERGY - 1.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47		145,000	156,777
Halliburton Co.:
4.75% 8/1/43		245,000	274,560
6.7% 9/15/38		170,000	226,090
Precision Drilling Corp. 7.125% 1/15/26 (b)		115,000	116,359
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (b)		134,750	136,434
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		120,000	116,700
Transocean Proteus Ltd. 6.25% 12/1/24 (b)		2,400,000	2,376,000
Transocean, Inc. 11.5% 1/30/27 (b)		140,000	139,125
U.S.A. Compression Partners LP 6.875% 9/1/27		2,575,000	2,702,978
			6,245,023
Oil, Gas & Consumable Fuels - 1.3%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		125,000	133,906
Aker BP ASA 2.875% 1/15/26 (b)		7,120,000	7,440,671
Antero Resources Corp. 8.375% 7/15/26 (b)		1,698,000	1,913,468
Apache Corp.:
4.75% 4/15/43		335,000	331,298
4.875% 11/15/27		260,000	273,000
5.25% 2/1/42		210,000	217,959
Cenovus Energy, Inc.:
5.25% 6/15/37		3,195,000	3,659,852
5.4% 6/15/47		385,000	451,940
Cheniere Energy Partners LP 4% 3/1/31 (b)		220,000	227,084
Chesapeake Energy Corp.:
5.5% 2/1/26 (b)		330,000	348,150
5.875% 2/1/29 (b)		105,000	113,212
Chevron Corp. 2.355% 12/5/22		840,000	862,554
Chevron U.S.A., Inc.:
5.25% 11/15/43		295,000	390,698
6% 3/1/41		360,000	515,783
CNOOC Finance (2013) Ltd. 2.875% 9/30/29		1,615,000	1,637,004
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,418,000	1,599,488
Comstock Resources, Inc. 6.75% 3/1/29 (b)		130,000	135,876
ConocoPhillips Co.:
2.4% 2/15/31 (b)		410,000	411,840
3.75% 10/1/27 (b)		915,000	1,028,774
4.3% 8/15/28 (b)		2,915,000	3,347,760
6.95% 4/15/29		425,000	571,350
Continental Resources, Inc. 5.75% 1/15/31 (b)		770,000	903,618
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		1,657,000	1,697,928
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		40,000	41,143
CVR Energy, Inc.:
5.25% 2/15/25 (b)		330,000	330,000
5.75% 2/15/28 (b)		40,000	40,100
DCP Midstream Operating LP:
3.875% 3/15/23		17,626,000	18,295,788
4.75% 9/30/21 (b)		2,017,000	2,022,043
5.125% 5/15/29		355,000	382,655
5.375% 7/15/25		345,000	377,913
5.6% 4/1/44		3,773,000	3,943,615
5.625% 7/15/27		260,000	286,000
5.85% 5/21/43 (b)(d)		7,892,000	7,221,180
Devon Energy Corp. 5.6% 7/15/41		175,000	210,957
Diamondback Energy, Inc.:
3.125% 3/24/31		4,710,000	4,818,171
3.25% 12/1/26		4,500,000	4,843,531
3.5% 12/1/29		925,000	980,411
Ecopetrol SA:
4.125% 1/16/25		300,000	313,875
5.375% 6/26/26		1,340,000	1,471,025
6.875% 4/29/30		200,000	236,250
EG Global Finance PLC:
4.375% 2/7/25 (Reg. S)	EUR	4,800,000	5,714,050
6.25% 10/30/25 (Reg. S)	EUR	4,800,000	5,941,160
6.75% 2/7/25 (b)		220,000	224,774
8.5% 10/30/25 (b)		380,000	400,900
Enable Midstream Partners LP 3.9% 5/15/24 (d)		1,210,000	1,294,712
Enbridge Energy Partners LP 4.2% 9/15/21		2,044,000	2,046,884
Enbridge, Inc.:
4% 10/1/23		3,799,000	4,063,953
4.25% 12/1/26		1,943,000	2,188,275
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		20,000	20,650
5.75% 1/30/28 (b)		180,000	190,364
6.625% 7/15/25 (b)		45,000	47,707
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S) (b)		96,000	99,401
5.375% 3/30/28 (Reg. S) (b)		1,315,000	1,362,553
Energy Transfer LP:
3.75% 5/15/30		2,964,000	3,154,865
3.9% 7/15/26		1,005,000	1,098,780
4.2% 9/15/23		1,452,000	1,556,009
4.25% 3/15/23		1,373,000	1,445,563
4.5% 4/15/24		1,723,000	1,888,013
4.75% 1/15/26		250,000	280,367
4.95% 6/15/28		4,954,000	5,670,671
5% 5/15/50		10,300,000	11,376,045
5.15% 3/15/45		6,260,000	6,869,216
5.25% 4/15/29		2,803,000	3,265,230
5.3% 4/15/47		25,000	27,873
5.35% 5/15/45		1,000,000	1,121,164
5.4% 10/1/47		7,051,000	8,001,281
5.8% 6/15/38		2,762,000	3,290,108
6% 6/15/48		1,799,000	2,176,991
6.25% 4/15/49		1,925,000	2,402,554
6.625% 10/15/36		900,000	1,174,045
EnLink Midstream LLC 5.625% 1/15/28 (b)		220,000	229,009
Enterprise Products Operating LP:
3.125% 7/31/29		825,000	877,863
3.2% 2/15/52		275,000	258,434
3.7% 1/31/51		65,000	65,243
4.85% 3/15/44		2,725,000	3,227,524
EOG Resources, Inc. 3.9% 4/1/35		205,000	226,808
EQM Midstream Partners LP:
6.5% 7/1/27 (b)		125,000	137,394
6.5% 7/15/48		220,000	233,574
EQT Corp.:
3.9% 10/1/27		180,000	192,222
5% 1/15/29		70,000	77,699
Equinor ASA 3.7% 4/6/50		920,000	1,008,507
Exxon Mobil Corp.:
2.397% 3/6/22		1,575,000	1,595,781
3.452% 4/15/51		4,000,000	4,146,563
4.114% 3/1/46		705,000	800,257
Galaxy Pipeline Assets BidCo Ltd. 2.16% 3/31/34 (b)		565,000	557,938
Gulfstream Natural Gas System LLC 6.19% 11/1/25 (b)		3,640,000	4,326,306
Hess Corp.:
4.3% 4/1/27		1,117,000	1,243,391
5.6% 2/15/41		2,846,000	3,429,424
5.8% 4/1/47		4,517,000	5,652,040
7.125% 3/15/33		1,335,000	1,783,228
7.3% 8/15/31		1,849,000	2,459,270
7.875% 10/1/29		5,583,000	7,522,108
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		110,000	115,412
5.625% 2/15/26 (b)		669,000	693,526
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		375,000	384,375
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		1,420,000	1,473,516
3.5% 4/14/33 (Reg. S)		200,000	207,538
5.75% 4/19/47 (Reg. S)		400,000	491,875
Kinder Morgan Energy Partners LP:
4.15% 3/1/22		885,000	910,405
4.15% 2/1/24		425,000	460,648
5% 10/1/21		1,212,000	1,216,646
5.8% 3/15/35		1,200,000	1,511,174
Kinder Morgan, Inc. 3.25% 8/1/50		190,000	174,397
Magellan Midstream Partners LP:
3.25% 6/1/30		225,000	239,765
3.95% 3/1/50		1,210,000	1,249,167
4.2% 10/3/47		695,000	738,988
4.25% 9/15/46		65,000	70,039
Marathon Petroleum Corp. 3.8% 4/1/28		5,590,000	6,163,921
MEG Energy Corp.:
5.875% 2/1/29 (b)		300,000	312,000
7.125% 2/1/27 (b)		220,000	235,950
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (d)(f)		3,115,000	3,116,900
4.125% 3/1/27		505,000	565,791
4.5% 7/15/23		160,000	171,470
4.5% 4/15/38		900,000	997,269
4.7% 4/15/48		1,450,000	1,617,135
4.8% 2/15/29		2,810,000	3,257,400
4.875% 12/1/24		2,489,000	2,807,906
5.2% 3/1/47		3,275,000	3,855,804
5.5% 2/15/49		4,516,000	5,577,825
Occidental Petroleum Corp.:
2.9% 8/15/24		6,201,000	6,185,498
3.2% 8/15/26		805,000	775,819
3.4% 4/15/26		130,000	126,750
3.5% 8/15/29		2,729,000	2,558,438
4.1% 2/15/47		265,000	212,663
4.2% 3/15/48		125,000	102,658
4.3% 8/15/39		439,000	375,345
4.4% 4/15/46		200,000	171,764
4.4% 8/15/49		1,809,000	1,519,560
5.55% 3/15/26		6,488,000	6,925,940
6.2% 3/15/40		65,000	68,575
6.45% 9/15/36		4,545,000	5,119,579
6.6% 3/15/46		6,475,000	7,082,290
7.5% 5/1/31		8,596,000	10,224,168
7.875% 9/15/31		40,000	48,622
8.875% 7/15/30		145,000	185,876
ONEOK Partners LP 6.65% 10/1/36		400,000	523,886
ONEOK, Inc.:
3.1% 3/15/30		1,850,000	1,900,373
4.45% 9/1/49		8,455,000	8,964,881
4.95% 7/13/47		365,000	409,399
Ovintiv Exploration, Inc. 5.375% 1/1/26		310,000	349,151
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	3,198,311
8.125% 9/15/30		6,179,000	8,410,613
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (b)		1,920,000	2,071,008
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		190,000	140,125
9.25% 5/15/25 (b)		475,000	486,875
Petrobras Global Finance BV:
5.093% 1/15/30		1,080,000	1,156,680
5.6% 1/3/31		3,234,000	3,565,485
7.375% 1/17/27		1,160,000	1,419,550
Petroleos Mexicanos:
3.75% 2/21/24 (Reg. S)	EUR	2,300,000	2,870,997
4.75% 2/26/29 (Reg. S)	EUR	1,100,000	1,330,748
6.5% 3/13/27		35,040,000	37,412,558
6.5% 1/23/29		1,190,000	1,216,478
6.75% 9/21/47		11,150,000	9,853,255
6.84% 1/23/30		10,852,000	11,219,774
7.69% 1/23/50		85,755,000	82,582,065
Petronas Capital Ltd.:
2.48% 1/28/32 (b)		200,000	198,552
3.5% 4/21/30 (b)		800,000	870,888
Phillips 66 Co. 2.15% 12/15/30		300,000	289,515
Phillips 66 Partners LP:
3.75% 3/1/28		495,000	537,795
4.9% 10/1/46		525,000	599,932
Pioneer Natural Resources Co.:
0.75% 1/15/24		95,000	95,110
1.9% 8/15/30		1,470,000	1,383,736
2.15% 1/15/31		325,000	312,219
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,790,779
3.6% 11/1/24		1,877,000	2,019,089
3.65% 6/1/22		10,550,000	10,784,775
3.8% 9/15/30		260,000	273,565
4.5% 12/15/26		2,100,000	2,352,993
5.15% 6/1/42		4,285,000	4,567,461
PT Pertamina Persero 3.1% 8/27/30 (b)		600,000	610,754
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		2,310,000	2,371,327
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		1,331,000	1,327,673
4.95% 7/15/29 (b)		2,375,000	2,436,798
Sabine Pass Liquefaction LLC 4.5% 5/15/30		9,948,000	11,276,506
Santos Finance Ltd. 3.649% 4/29/31 (b)		4,800,000	4,809,892
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)		600,000	586,050
4.25% 4/16/39 (Reg. S)		400,000	440,450
Schlumberger Investment SA 3.65% 12/1/23		210,000	225,031
Shell International Finance BV 3.25% 5/11/25		1,465,000	1,599,367
SM Energy Co. 6.625% 1/15/27		300,000	300,678
Spectra Energy Partners LP 4.75% 3/15/24		6,000,000	6,616,046
Suncor Energy, Inc.:
3.75% 3/4/51		3,940,000	4,067,272
6.8% 5/15/38		350,000	490,425
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (b)		255,000	253,353
5.5% 2/15/26		560,000	577,024
5.875% 3/15/28		55,000	57,750
6% 4/15/27		5,000	5,225
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (b)		2,450,000	2,499,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (b)		290,000	303,050
5.5% 3/1/30		55,000	59,422
5.875% 4/15/26		400,000	419,000
The Williams Companies, Inc.:
3.5% 11/15/30		10,592,000	11,351,337
3.6% 3/15/22		660,000	673,365
3.7% 1/15/23		2,512,000	2,617,539
3.75% 6/15/27		1,635,000	1,813,476
4.85% 3/1/48		100,000	115,533
4.9% 1/15/45		470,000	536,204
6.3% 4/15/40		800,000	1,055,991
Total Capital International SA:
2.7% 1/25/23		1,375,000	1,430,315
2.829% 1/10/30		800,000	845,441
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		1,410,000	1,497,333
4.6% 3/15/48		350,000	408,282
TransMontaigne Partners LP 6.125% 2/15/26		233,000	235,330
Valero Energy Corp. 4% 4/1/29		820,000	897,842
Western Gas Partners LP:
3.95% 6/1/25		1,176,000	1,220,100
4.35% 2/1/25		195,000	203,288
4.65% 7/1/26		2,406,000	2,565,470
4.75% 8/15/28		1,465,000	1,569,469
5.3% 2/1/30		335,000	369,338
			549,669,365

TOTAL ENERGY			555,914,388

FINANCIALS - 4.2%
Banks - 2.1%
Banco Santander SA 3.49% 5/28/30		800,000	855,561
Bank of America Corp.:
1.658% 3/11/27 (d)		4,485,000	4,548,421
1.734% 7/22/27 (d)		5,180,000	5,245,050
2.496% 2/13/31 (d)		1,050,000	1,056,549
2.592% 4/29/31 (d)		1,875,000	1,908,651
2.651% 3/11/32 (d)		16,000,000	16,144,491
2.687% 4/22/32 (d)		1,765,000	1,789,585
3.004% 12/20/23 (d)		10,921,000	11,363,383
3.093% 10/1/25 (d)		2,300,000	2,466,758
3.3% 1/11/23		3,572,000	3,745,879
3.419% 12/20/28 (d)		8,640,000	9,439,379
3.5% 4/19/26		5,358,000	5,942,556
3.95% 4/21/25		12,493,000	13,791,170
3.97% 3/5/29 (d)		10,565,000	11,815,082
4% 1/22/25		43,905,000	48,435,033
4.078% 4/23/40 (d)		7,865,000	8,972,869
4.1% 7/24/23		13,989,000	15,110,798
4.2% 8/26/24		2,028,000	2,242,139
4.25% 10/22/26		10,727,000	12,218,913
4.271% 7/23/29 (d)		3,660,000	4,174,410
4.45% 3/3/26		2,065,000	2,354,764
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.9183% 7/20/22 (b)(d)(f)		8,041,000	8,103,062
Barclays PLC:
2.645% 6/24/31 (d)		1,365,000	1,358,645
2.667% 3/10/32 (d)		9,650,000	9,563,735
2.852% 5/7/26 (d)		10,143,000	10,748,466
4.337% 1/10/28		250,000	280,004
4.836% 5/9/28		6,667,000	7,479,242
4.95% 1/10/47		1,655,000	2,034,882
4.972% 5/16/29 (d)		15,000,000	17,414,323
5.088% 6/20/30 (d)		13,438,000	15,480,804
5.2% 5/12/26		1,701,000	1,943,835
BNP Paribas SA:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (b)(d)(f)		9,875,000	9,773,413
2.219% 6/9/26 (b)(d)		9,163,000	9,478,070
CIT Group, Inc.:
3.929% 6/19/24 (d)		1,375,000	1,456,469
4.75% 2/16/24		2,480,000	2,698,550
5% 8/1/23		7,000,000	7,603,750
6.125% 3/9/28		4,840,000	5,856,400
Citigroup, Inc.:
1.122% 1/28/27 (d)		4,110,000	4,064,162
2.561% 5/1/32 (d)		1,870,000	1,874,463
2.572% 6/3/31 (d)		2,100,000	2,124,282
2.666% 1/29/31 (d)		11,265,000	11,471,301
4.075% 4/23/29 (d)		26,130,000	29,449,563
4.3% 11/20/26		2,129,000	2,413,331
4.4% 6/10/25		17,376,000	19,488,151
4.412% 3/31/31 (d)		13,726,000	15,783,242
4.45% 9/29/27		4,630,000	5,299,340
4.6% 3/9/26		3,500,000	4,015,642
4.65% 7/30/45		700,000	864,594
4.75% 5/18/46		10,000,000	12,197,170
5.5% 9/13/25		8,267,000	9,722,036
Citizens Financial Group, Inc. 2.638% 9/30/32 (b)		9,574,000	9,472,147
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)		3,419,000	3,571,957
HSBC Holdings PLC:
0.976% 5/24/25 (d)		2,530,000	2,540,656
1.589% 5/24/27 (d)		860,000	863,172
2.013% 9/22/28 (d)		6,340,000	6,346,722
2.633% 11/7/25 (d)		3,000,000	3,165,621
4.041% 3/13/28 (d)		3,380,000	3,757,420
4.25% 3/14/24		1,872,000	2,043,881
4.95% 3/31/30		1,855,000	2,198,188
ING Groep NV 1.726% 4/1/27 (d)		5,935,000	6,009,722
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		31,005,000	33,809,463
5.71% 1/15/26 (b)		7,646,000	8,651,433
Japan Bank International Cooperation 3.25% 7/20/23		400,000	424,883
JPMorgan Chase & Co.:
1.578% 4/22/27 (d)		1,090,000	1,098,275
1.764% 11/19/31 (d)		4,860,000	4,593,041
2.005% 3/13/26 (d)		7,285,000	7,553,169
2.522% 4/22/31 (d)		875,000	887,307
2.525% 11/19/41 (d)		19,325,000	17,651,710
2.58% 4/22/32 (d)		3,650,000	3,677,700
2.776% 4/25/23 (d)		2,000,000	2,044,623
2.956% 5/13/31 (d)		5,386,000	5,588,882
3.509% 1/23/29 (d)		3,150,000	3,451,556
3.875% 9/10/24		250,000	273,979
3.882% 7/24/38 (d)		4,990,000	5,609,070
3.964% 11/15/48 (d)		1,270,000	1,429,471
4.125% 12/15/26		4,475,000	5,077,882
Lloyds Banking Group PLC:
1.627% 5/11/27 (d)		2,000,000	2,007,630
3.87% 7/9/25 (d)		5,375,000	5,857,054
4.375% 3/22/28		1,365,000	1,561,189
NatWest Markets PLC 2.375% 5/21/23 (b)		10,828,000	11,241,976
Peoples United Bank 4% 7/15/24		40,000	43,291
PNC Bank NA 3.25% 6/1/25		1,710,000	1,864,970
PNC Financial Services Group, Inc. 3.9% 4/29/24		375,000	409,792
Rabobank Nederland 4.375% 8/4/25		7,713,000	8,605,466
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (d)		5,799,000	6,111,148
4.269% 3/22/25 (d)		1,735,000	1,893,115
4.8% 4/5/26		15,438,000	17,752,187
5.125% 5/28/24		25,198,000	28,205,894
6% 12/19/23		40,605,000	45,748,449
6.1% 6/10/23		35,526,000	39,200,020
6.125% 12/15/22		5,889,000	6,367,122
Santander UK Group Holdings PLC:
1.089% 3/15/25 (d)		4,935,000	4,968,629
4.796% 11/15/24 (d)		2,850,000	3,133,581
Societe Generale:
1.488% 12/14/26 (b)(d)		9,875,000	9,821,734
4.25% 4/14/25 (b)		21,901,000	23,895,232
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23		250,000	268,735
Synchrony Bank 3% 6/15/22		5,477,000	5,615,059
Truist Financial Corp. 2.7% 1/27/22		540,000	547,799
UniCredit SpA:
3.127% 6/3/32 (b)(d)		2,515,000	2,507,463
6.572% 1/14/22 (b)		7,600,000	7,872,181
Wells Fargo & Co.:
2.164% 2/11/26 (d)		8,250,000	8,601,547
2.188% 4/30/26 (d)		4,250,000	4,431,445
2.406% 10/30/25 (d)		5,834,000	6,135,604
2.572% 2/11/31 (d)		585,000	598,146
2.879% 10/30/30 (d)		9,265,000	9,705,774
3% 2/19/25		7,625,000	8,203,058
4.125% 8/15/23		280,000	302,463
4.3% 7/22/27		21,880,000	25,014,750
4.478% 4/4/31 (d)		24,095,000	28,057,840
4.65% 11/4/44		1,385,000	1,640,904
5.013% 4/4/51 (d)		2,285,000	3,015,067
Westpac Banking Corp. 4.11% 7/24/34 (d)		4,937,000	5,363,853
			892,024,465
Capital Markets - 1.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,847,000	2,019,086
Ares Capital Corp.:
3.875% 1/15/26		13,816,000	14,794,851
4.2% 6/10/24		12,032,000	12,961,751
Bank of New York Mellon Corp. 3.4% 5/15/24		750,000	812,489
Credit Suisse Group AG:
1.305% 2/2/27 (b)(d)		4,310,000	4,220,122
2.193% 6/5/26 (b)(d)		2,505,000	2,569,960
2.593% 9/11/25 (b)(d)		15,060,000	15,742,293
3.091% 5/14/32 (b)(d)		12,305,000	12,487,281
3.75% 3/26/25		15,667,000	17,021,637
4.194% 4/1/31 (b)(d)		12,540,000	13,946,698
4.55% 4/17/26		6,559,000	7,435,769
CyrusOne LP/CyrusOne Finance Corp.:
2.15% 11/1/30		1,000,000	939,956
2.9% 11/15/24		4,000,000	4,236,800
Deutsche Bank AG 4.5% 4/1/25		13,996,000	15,188,782
Deutsche Bank AG New York Branch:
3.3% 11/16/22		10,180,000	10,572,518
5% 2/14/22		14,609,000	15,070,184
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (d)		13,255,000	13,268,202
1.992% 1/27/32 (d)		1,680,000	1,603,743
2.876% 10/31/22 (d)		12,744,000	12,876,939
3.814% 4/23/29 (d)		7,695,000	8,527,546
4.017% 10/31/38 (d)		6,495,000	7,335,938
4.223% 5/1/29 (d)		2,775,000	3,149,465
6.75% 10/1/37		50,999,000	72,736,183
Intercontinental Exchange, Inc. 3.75% 12/1/25		3,162,000	3,514,790
Jefferies Group, Inc. 2.75% 10/15/32		1,655,000	1,631,362
Macquarie Group Ltd. 1.34% 1/12/27 (b)(d)		4,111,000	4,072,153
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1138% 7/22/22 (d)(f)		3,691,000	3,695,533
0.529% 1/25/24 (d)		15,755,000	15,788,817
1.593% 5/4/27 (d)		3,720,000	3,754,159
1.794% 2/13/32 (d)		3,990,000	3,760,695
2.699% 1/22/31 (d)		21,825,000	22,523,255
3.125% 7/27/26		37,616,000	40,952,259
3.217% 4/22/42 (d)		605,000	615,772
3.622% 4/1/31 (d)		13,084,000	14,407,949
3.7% 10/23/24		21,259,000	23,337,537
3.772% 1/24/29 (d)		4,085,000	4,542,171
3.875% 1/27/26		625,000	700,019
4% 7/23/25		1,190,000	1,330,481
4.35% 9/8/26		2,070,000	2,358,879
4.431% 1/23/30 (d)		2,150,000	2,496,561
5% 11/24/25		40,891,000	47,432,265
Nomura Holdings, Inc. 2.648% 1/16/25		675,000	708,240
Raymond James Financial, Inc. 4.95% 7/15/46		815,000	1,027,484
State Street Corp.:
2.2% 3/3/31		12,290,000	12,144,920
2.825% 3/30/23 (d)		887,000	906,017
2.901% 3/30/26 (d)		833,000	893,427
			482,112,938
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		7,954,000	8,320,316
3.15% 2/15/24		1,065,000	1,117,507
3.5% 5/26/22		393,000	403,207
4.125% 7/3/23		5,132,000	5,441,011
4.45% 4/3/26		4,282,000	4,701,670
4.875% 1/16/24		11,491,000	12,537,524
6.5% 7/15/25		4,320,000	5,060,848
Ally Financial, Inc.:
1.45% 10/2/23		2,261,000	2,296,787
3.05% 6/5/23		11,748,000	12,284,061
3.875% 5/21/24		6,322,000	6,852,605
5.125% 9/30/24		2,688,000	3,042,048
5.75% 11/20/25		1,765,000	2,030,012
5.8% 5/1/25		6,894,000	8,055,625
8% 11/1/31		305,000	430,826
Capital One Financial Corp.:
3.65% 5/11/27		15,820,000	17,590,090
3.8% 1/31/28		7,795,000	8,735,947
Discover Financial Services:
3.95% 11/6/24		8,102,000	8,890,963
4.1% 2/9/27		645,000	724,043
4.5% 1/30/26		6,463,000	7,330,355
Ford Motor Credit Co. LLC:
2.9% 2/16/28		275,000	267,781
3.339% 3/28/22		6,970,000	7,065,838
4% 11/13/30		345,000	351,879
4.063% 11/1/24		22,139,000	23,405,794
4.125% 8/17/27		185,000	193,325
4.271% 1/9/27		85,000	89,444
4.687% 6/9/25		180,000	193,511
5.113% 5/3/29		400,000	438,588
5.125% 6/16/25		135,000	147,741
5.584% 3/18/24		8,575,000	9,363,128
5.596% 1/7/22		14,820,000	15,185,239
GE Capital International Funding Co.:
3.373% 11/15/25		825,000	901,444
4.418% 11/15/35		16,580,000	19,274,972
John Deere Capital Corp. 2.65% 6/24/24		615,000	655,970
Navient Corp. 7.25% 1/25/22		680,000	704,650
Onemain Finance Corp.:
4% 9/15/30		500,000	483,850
5.375% 11/15/29		1,679,000	1,786,036
6.875% 3/15/25		1,165,000	1,316,450
Synchrony Financial:
2.85% 7/25/22		2,029,000	2,077,850
3.75% 8/15/21		2,016,000	2,018,482
3.95% 12/1/27		8,719,000	9,632,932
4.25% 8/15/24		6,050,000	6,629,342
4.375% 3/19/24		7,165,000	7,852,993
5.15% 3/19/29		13,451,000	15,616,654
			241,499,338
Diversified Financial Services - 0.2%
Athene Global Funding U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.700% 0.71% 5/24/24 (b)(d)(f)		3,795,000	3,803,121
BP Capital Markets America, Inc. 3.245% 5/6/22		2,610,000	2,684,456
Brixmor Operating Partnership LP:
4.05% 7/1/30		12,288,000	13,528,796
4.125% 6/15/26		5,706,000	6,378,989
4.125% 5/15/29		6,724,000	7,438,345
Equitable Holdings, Inc. 3.9% 4/20/23		827,000	876,891
Greystone Commercial Capital Trust 1 month U.S. LIBOR + 2.270% 2.3926% 5/31/25 (b)(d)(f)		7,700,000	7,700,000
Hightower Holding LLC 6.75% 4/15/29 (b)		45,000	45,680
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27 (b)		140,000	143,500
6.25% 5/15/26		914,000	966,208
6.375% 12/15/25		205,000	211,406
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		12,700,000	13,959,589
Pine Street Trust I 4.572% 2/15/29 (b)		7,798,000	8,831,228
Pine Street Trust II 5.568% 2/15/49 (b)		7,800,000	9,814,983
Power Finance Corp. Ltd. 6.15% 12/6/28 (b)		3,050,000	3,592,717
Sasol Financing International PLC 4.5% 11/14/22		1,790,000	1,832,513
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		495,000	479,383
Voya Financial, Inc. 3.125% 7/15/24		3,436,000	3,675,629
			85,963,434
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23		145,000	151,197
3.15% 3/15/25		1,765,000	1,918,150
American International Group, Inc. 4.5% 7/16/44		2,510,000	2,922,466
Arch Capital Finance LLC 4.011% 12/15/26		1,920,000	2,171,206
Arthur J. Gallagher & Co. 2.5% 5/20/31		5,379,000	5,364,962
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50		120,000	115,174
1.777% 11/15/30		870,000	837,490
CNA Financial Corp.:
3.9% 5/1/29		1,400,000	1,554,696
3.95% 5/15/24		1,400,000	1,524,884
Everest Reinsurance Holdings, Inc. 3.5% 10/15/50		955,000	966,559
Fairfax Financial Holdings Ltd. 3.375% 3/3/31 (b)		4,595,000	4,681,984
Farmers Exchange Capital III 5.454% 10/15/54 (b)(d)		3,335,000	4,103,056
Five Corners Funding Trust II 2.85% 5/15/30 (b)		11,420,000	11,855,485
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		9,380,000	10,854,827
Lincoln National Corp.:
3.05% 1/15/30		130,000	136,566
4.35% 3/1/48		165,000	186,941
6.3% 10/9/37		110,000	149,717
Markel Corp.:
4.15% 9/17/50		1,105,000	1,240,785
4.3% 11/1/47		525,000	596,880
Marsh & McLennan Companies, Inc. 3.5% 6/3/24		1,140,000	1,232,919
Nationwide Mutual Insurance Co. 3 month U.S. LIBOR + 2.290% 2.4739% 12/15/24 (b)(d)(f)		5,490,000	5,484,708
New York Life Insurance Co. 3.75% 5/15/50 (b)		4,637,000	4,942,978
Pricoa Global Funding I 5.375% 5/15/45 (d)		5,278,000	5,840,007
Prudential Financial, Inc. 4.5% 11/16/21		1,118,000	1,139,694
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		3,200,000	3,611,040
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		8,536,000	8,419,309
4.375% 9/15/54 (b)(d)		2,100,000	2,226,536
The Chubb Corp. 6% 5/11/37		130,000	183,147
Unum Group:
4% 6/15/29		5,961,000	6,572,886
4.5% 3/15/25		8,661,000	9,716,133
5.75% 8/15/42		2,238,000	2,704,116
			103,406,498
Thrifts & Mortgage Finance - 0.0%
Home Point Capital, Inc. 5% 2/1/26 (b)		300,000	289,230
Nationstar Mortgage Holdings, Inc. 6% 1/15/27 (b)		500,000	515,625
Nationwide Building Society:
3.622% 4/26/23 (b)(d)		3,265,000	3,359,906
4.363% 8/1/24 (b)(d)		1,250,000	1,346,711
Pennymac Financial Services, Inc. 4.25% 2/15/29 (b)		1,200,000	1,164,000
Quicken Loans LLC 5.25% 1/15/28 (b)		300,000	313,686
			6,989,158

TOTAL FINANCIALS			1,811,995,831

HEALTH CARE - 0.9%
Biotechnology - 0.1%
AbbVie, Inc.:
3.2% 11/21/29		1,250,000	1,340,751
4.05% 11/21/39		16,995,000	19,013,827
4.25% 11/21/49		1,880,000	2,165,166
4.4% 11/6/42		3,405,000	3,948,330
4.55% 3/15/35		400,000	476,244
4.7% 5/14/45		4,100,000	4,934,812
4.875% 11/14/48		585,000	729,127
Amgen, Inc.:
2.6% 8/19/26		3,925,000	4,173,183
4.4% 5/1/45		1,450,000	1,698,517
4.663% 6/15/51		175,000	215,632
Gilead Sciences, Inc. 4.5% 2/1/45		565,000	661,604
Regeneron Pharmaceuticals, Inc. 2.8% 9/15/50		505,000	440,826
			39,798,019
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 4.9% 11/30/46		305,000	401,404
Avantor Funding, Inc. 3.875% 7/15/28 (Reg. S)	EUR	2,500,000	3,208,678
Becton, Dickinson & Co.:
3.7% 6/6/27		118,000	131,527
3.734% 12/15/24		855,000	935,770
Fresenius U.S. Finance II, Inc. 4.5% 1/15/23 (b)		4,787,000	5,025,035
Hologic, Inc. 3.25% 2/15/29 (b)		225,000	219,375
Stryker Corp.:
3.375% 5/15/24		335,000	361,985
3.375% 11/1/25		305,000	334,093
3.5% 3/15/26		675,000	745,435
Teleflex, Inc.:
4.25% 6/1/28 (b)		60,000	61,875
4.875% 6/1/26		1,000,000	1,024,380
			12,449,557
Health Care Providers & Services - 0.4%
AHS Hospital Corp. 2.78% 7/1/51		315,000	298,619
AmerisourceBergen Corp. 2.7% 3/15/31		5,980,000	6,083,261
Anthem, Inc.:
3.3% 1/15/23		3,395,000	3,554,507
3.6% 3/15/51		3,750,000	3,934,489
3.65% 12/1/27		2,965,000	3,304,376
4.625% 5/15/42		700,000	833,316
Ascension Health:
2.532% 11/15/29		295,000	305,791
3.106% 11/15/39		610,000	633,679
4.847% 11/15/53		150,000	202,452
BayCare Health System, Inc. 3.831% 11/15/50		2,320,000	2,653,503
Centene Corp.:
3% 10/15/30		1,638,000	1,638,000
3.375% 2/15/30		5,670,000	5,726,700
4.25% 12/15/27		5,825,000	6,116,250
4.625% 12/15/29		7,750,000	8,365,583
5.375% 8/15/26 (b)		200,000	209,250
Children's Health System of Texas 2.511% 8/15/50		360,000	319,318
Childrens Hospital Corp. 4.115% 1/1/47		265,000	322,092
Cigna Corp.:
2.375% 3/15/31		655,000	652,908
2.4% 3/15/30		1,520,000	1,533,430
3.25% 4/15/25		5,000	5,420
3.4% 3/15/50		950,000	946,495
3.4% 3/15/51		4,045,000	4,046,065
4.375% 10/15/28		14,599,000	16,844,444
4.5% 2/25/26		4,775,000	5,457,962
4.8% 7/15/46		2,375,000	2,900,217
CommonSpirit Health:
2.76% 10/1/24		575,000	609,308
3.347% 10/1/29		250,000	267,850
4.35% 11/1/42		2,500,000	2,839,583
Community Health Systems, Inc. 4.75% 2/15/31 (b)		560,000	549,086
CVS Health Corp.:
2.7% 8/21/40		9,385,000	8,755,172
3.625% 4/1/27		2,341,000	2,596,235
4.3% 3/25/28		1,681,000	1,926,219
4.78% 3/25/38		1,320,000	1,571,753
5.05% 3/25/48		7,530,000	9,294,090
5.125% 7/20/45		1,670,000	2,082,571
5.3% 12/5/43		555,000	710,068
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)		1,900,000	1,821,625
4.625% 6/1/30 (b)		125,000	127,486
Fresenius Medical Care U.S. Finance II, Inc. 5.875% 1/31/22 (b)		1,800,000	1,861,563
HCA Holdings, Inc.:
3.5% 9/1/30		525,000	539,543
4.125% 6/15/29		3,430,000	3,840,072
4.5% 2/15/27		1,050,000	1,191,639
4.75% 5/1/23		205,000	221,028
5.125% 6/15/39		2,000,000	2,432,193
5.25% 6/15/49		4,250,000	5,233,041
5.375% 2/1/25		305,000	341,219
5.875% 2/15/26		1,135,000	1,296,738
Humana, Inc. 3.125% 8/15/29		2,600,000	2,748,378
Kaiser Foundation Hospitals 4.15% 5/1/47		200,000	240,777
Laboratory Corp. of America Holdings 3.25% 9/1/24		720,000	773,845
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50		290,000	281,663
4.2% 7/1/55		140,000	169,270
5% 7/1/42		225,000	297,720
Methodist Hospital 2.705% 12/1/50		820,000	758,883
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		4,745,000	4,833,969
Mount Sinai Hospital 3.737% 7/1/49		460,000	487,517
New York & Presbyterian Hospital:
4.024% 8/1/45		600,000	714,678
4.063% 8/1/56		390,000	465,754
Nidda Healthcare Holding AG 3.5% 9/30/24 (Reg. S)	EUR	3,000,000	3,658,350
NYU Hospitals Center 4.368% 7/1/47		810,000	957,772
Owens & Minor, Inc. 4.5% 3/31/29 (b)		65,000	65,479
PeaceHealth Obligated Group 1.375% 11/15/25		165,000	166,673
Prime Healthcare Services 7.25% 11/1/25 (b)		1,325,000	1,416,094
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29		2,405,000	2,481,683
2.746% 10/1/26		180,000	191,671
Quest Diagnostics, Inc.:
4.7% 3/30/45		100,000	118,517
5.75% 1/30/40		68,000	86,752
Stanford Health Care 3.027% 8/15/51		680,000	669,099
Sutter Health 4.091% 8/15/48		1,140,000	1,308,353
Tenet Healthcare Corp.:
4.625% 7/15/24		240,000	243,456
4.875% 1/1/26 (b)		1,160,000	1,197,700
5.125% 5/1/25		500,000	506,850
5.125% 11/1/27 (b)		5,000,000	5,218,850
6.25% 2/1/27 (b)		120,000	125,100
Toledo Hospital 5.325% 11/15/28		2,792,000	3,230,881
UnitedHealth Group, Inc.:
3.05% 5/15/41		355,000	360,335
3.875% 8/15/59		30,000	33,932
4.25% 4/15/47		770,000	912,056
4.25% 6/15/48		1,625,000	1,938,323
6.875% 2/15/38		700,000	1,058,229
			164,714,818
Health Care Technology - 0.0%
IQVIA, Inc.:
1.75% 3/15/26 (b)	EUR	625,000	767,872
5% 10/15/26 (b)		230,000	238,625
			1,006,497
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 2.3% 3/12/31		1,245,000	1,224,242
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		75,000	74,719
4.25% 5/1/28 (b)		330,000	338,663
Thermo Fisher Scientific, Inc. 4.133% 3/25/25		290,000	323,232
			1,960,856
Pharmaceuticals - 0.4%
AstraZeneca Finance LLC 2.25% 5/28/31		410,000	410,329
Bausch Health Companies, Inc.:
5.25% 2/15/31 (b)		6,021,000	5,509,215
6.25% 2/15/29 (b)		500,000	488,750
7% 3/15/24 (b)		595,000	607,436
Bayer U.S. Finance II LLC:
2.2% 7/15/22 (b)		2,100,000	2,127,712
4.25% 12/15/25 (b)		54,704,000	61,296,473
4.875% 6/25/48 (b)		6,800,000	8,132,492
Bristol-Myers Squibb Co.:
4.25% 10/26/49		3,610,000	4,322,704
5% 8/15/45		672,000	881,388
Catalent Pharma Solutions 3.125% 2/15/29 (b)		275,000	264,633
Elanco Animal Health, Inc.:
4.912% 8/27/21 (d)		1,274,000	1,282,816
5.272% 8/28/23 (d)		4,020,000	4,343,047
5.9% 8/28/28 (d)		1,895,000	2,179,250
GlaxoSmithKline Capital PLC 2.85% 5/8/22		710,000	727,613
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23		875,000	914,710
Jazz Securities DAC 4.375% 1/15/29 (b)		95,000	97,706
Johnson & Johnson 3.625% 3/3/37		1,260,000	1,443,017
Merck & Co., Inc. 3.4% 3/7/29		1,400,000	1,556,393
Mylan NV:
4.2% 11/29/23		1,100,000	1,183,571
5.2% 4/15/48		1,780,000	2,087,858
5.4% 11/29/43		580,000	698,529
Organon Finance 1 LLC:
4.125% 4/30/28 (b)		815,000	823,150
5.125% 4/30/31 (b)		1,190,000	1,221,095
Pfizer, Inc. 2.55% 5/28/40		1,410,000	1,366,634
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30		3,175,000	3,098,188
3.025% 7/9/40		510,000	499,203
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21		1,013,000	1,010,468
Utah Acquisition Sub, Inc.:
3.95% 6/15/26		2,804,000	3,101,811
5.25% 6/15/46		190,000	223,627
Viatris, Inc.:
1.65% 6/22/25 (b)		1,160,000	1,177,806
2.7% 6/22/30 (b)		5,898,000	5,881,708
3.85% 6/22/40 (b)		11,389,000	11,761,308
4% 6/22/50 (b)		6,572,000	6,659,009
Wyeth LLC 6.45% 2/1/24		1,875,000	2,173,661
Zoetis, Inc. 3.25% 2/1/23		5,975,000	6,217,730
			145,771,040

TOTAL HEALTH CARE			365,700,787

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)		2,985,000	3,198,677
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		200,000	201,000
4.125% 4/15/29 (b)		325,000	326,625
5.375% 7/15/26 (b)		700,000	721,420
General Dynamics Corp.:
2.25% 11/15/22		650,000	666,002
3.5% 5/15/25		1,905,000	2,093,901
Howmet Aerospace, Inc.:
5.95% 2/1/37		575,000	667,000
6.75% 1/15/28		345,000	411,844
Lockheed Martin Corp. 2.9% 3/1/25		1,345,000	1,449,259
Moog, Inc. 4.25% 12/15/27 (b)		360,000	369,000
Northrop Grumman Corp. 4.75% 6/1/43		545,000	676,724
Raytheon Technologies Corp. 4.125% 11/16/28		490,000	558,546
Teledyne Technologies, Inc.:
2.25% 4/1/28		1,675,000	1,698,848
2.75% 4/1/31		7,440,000	7,511,751
Textron, Inc. 2.45% 3/15/31		2,045,000	2,021,781
The Boeing Co.:
1.167% 2/4/23		4,000,000	4,018,708
1.433% 2/4/24		1,000,000	1,003,577
2.196% 2/4/26		925,000	928,955
2.25% 6/15/26		810,000	824,881
3.6% 5/1/34		1,750,000	1,804,490
3.625% 2/1/31		12,650,000	13,411,940
4.508% 5/1/23		1,500,000	1,602,238
5.04% 5/1/27		4,430,000	5,106,972
5.15% 5/1/30		4,430,000	5,185,533
5.805% 5/1/50		5,835,000	7,504,650
5.93% 5/1/60		4,430,000	5,759,182
TransDigm, Inc.:
4.875% 5/1/29 (b)		220,000	217,342
6.25% 3/15/26 (b)		915,000	964,483
7.5% 3/15/27		40,000	42,664
8% 12/15/25 (b)		465,000	502,949
			71,450,942
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		160,000	163,800
XPO Logistics, Inc. 6.25% 5/1/25 (b)		1,810,000	1,935,469
			2,099,269
Airlines - 0.1%
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29		437,130	442,159
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 2/10/24		94,349	100,615
Mexico City Airport Trust:
4.25% 10/31/26 (b)		4,270,000	4,533,673
5.5% 7/31/47 (b)		2,250,000	2,225,925
Southwest Airlines Co.:
2.625% 2/10/30		735,000	744,519
4.75% 5/4/23		1,275,000	1,374,742
5.125% 6/15/27		5,340,000	6,247,435
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27		138,966	144,842
United Airlines, Inc.:
4.15% 10/11/25		518,344	546,913
4.375% 4/15/26 (b)		1,520,000	1,575,100
4.625% 4/15/29 (b)		370,000	382,264
			18,318,187
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		400,000	416,880
Owens Corning 4.3% 7/15/47		5,110,000	5,685,338
Standard Industries, Inc. 4.75% 1/15/28 (b)		3,618,000	3,760,477
			9,862,695
Commercial Services & Supplies - 0.0%
Advocate Health & Hospitals Corp. 3.387% 10/15/49		510,000	542,232
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (b)		1,175,000	1,191,591
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (b)		830,000	830,847
4.625% 6/1/28 (b)		520,000	516,984
Cintas Corp. No. 2 3.7% 4/1/27		1,035,000	1,163,014
GFL Environmental, Inc. 3.75% 8/1/25 (b)		233,000	238,534
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		60,000	62,100
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)		115,000	118,163
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (b)		205,000	216,788
5.875% 10/1/30 (b)		205,000	221,400
Pitney Bowes, Inc.:
6.875% 3/15/27 (b)		55,000	57,191
7.25% 3/15/29 (b)		110,000	113,850
PowerTeam Services LLC 9.033% 12/4/25 (b)		108,000	119,070
Stericycle, Inc. 3.875% 1/15/29 (b)		530,000	528,675
Waste Management, Inc. 2.9% 9/15/22		375,000	385,047
			6,305,486
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		2,505,000	2,771,156
Arcosa, Inc. 4.375% 4/15/29 (b)		65,000	65,364
Dycom Industries, Inc. 4.5% 4/15/29 (b)		165,000	164,175
			3,000,695
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22		115,000	117,831
Sensata Technologies BV:
4% 4/15/29 (b)		170,000	170,306
4.875% 10/15/23 (b)		300,000	320,250
Wesco Distribution, Inc.:
7.125% 6/15/25 (b)		1,500,000	1,619,918
7.25% 6/15/28 (b)		1,250,000	1,385,938
			3,614,243
Industrial Conglomerates - 0.0%
General Electric Co. 3.45% 5/15/24		85,000	91,813
Machinery - 0.1%
Fortive Corp. 3.15% 6/15/26		275,000	299,328
Navistar International Corp. 9.5% 5/1/25 (b)		3,700,000	4,000,070
Pentair Finance SA 4.5% 7/1/29		7,920,000	9,263,486
Westinghouse Air Brake Co.:
3.45% 11/15/26		740,000	797,089
4.95% 9/15/28		8,710,000	10,034,796
Xylem, Inc. 4.875% 10/1/21		525,000	532,672
			24,927,441
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		110,000	114,400
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)		320,000	320,214
Equifax, Inc. 2.6% 12/1/24		1,245,000	1,316,276
IHS Markit Ltd.:
4% 3/1/26 (b)		1,195,000	1,321,491
4.125% 8/1/23		365,000	390,178
5% 11/1/22 (b)		6,800,000	7,135,013
TriNet Group, Inc. 3.5% 3/1/29 (b)		165,000	160,463
Verisk Analytics, Inc. 4.125% 9/12/22		690,000	721,712
			11,479,747
Road & Rail - 0.0%
CSX Corp. 6.15% 5/1/37		1,375,000	1,884,080
Union Pacific Corp.:
2.973% 9/16/62 (b)		200,000	179,908
3.25% 2/5/50		1,660,000	1,653,392
3.6% 9/15/37		640,000	696,493
3.799% 4/6/71 (b)		315,000	325,194
			4,739,067
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23		1,711,000	1,756,977
3% 9/15/23		800,000	837,611
3.375% 6/1/21		2,750,000	2,750,000
3.375% 7/1/25		7,608,000	8,168,027
3.75% 2/1/22		4,752,000	4,829,723
4.25% 2/1/24		7,846,000	8,523,807
4.25% 9/15/24		8,907,000	9,745,594
United Rentals North America, Inc.:
3.875% 2/15/31		500,000	502,500
4.875% 1/15/28		2,000,000	2,112,600
			39,226,839
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)		2,155,000	2,207,833
3.95% 7/1/24 (b)		2,862,000	3,047,467
4.375% 5/1/26 (b)		3,477,000	3,748,167
5.25% 5/15/24 (b)		4,140,000	4,545,960
			13,549,427

TOTAL INDUSTRIALS			208,665,851

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Cisco Systems, Inc. 3% 6/15/22		310,000	319,021
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)		6,100,000	6,638,635
6.02% 6/15/26 (b)		2,112,000	2,517,831
FLIR Systems, Inc. 2.5% 8/1/30		245,000	243,465
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		590,000	575,988
TTM Technologies, Inc. 4% 3/1/29 (b)		130,000	128,538
			10,104,457
IT Services - 0.1%
Austin BidCo, Inc. 7.125% 12/15/28 (b)		60,000	60,000
Automatic Data Processing, Inc. 1.7% 5/15/28		695,000	699,789
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		500,000	529,375
Fidelity National Information Services, Inc. 3.1% 3/1/41		3,540,000	3,479,349
Fiserv, Inc.:
2.75% 7/1/24		105,000	111,336
3.5% 7/1/29		7,395,000	8,029,944
3.85% 6/1/25		1,490,000	1,641,348
Gartner, Inc.:
3.75% 10/1/30 (b)		105,000	105,399
4.5% 7/1/28 (b)		165,000	173,663
Genpact Luxembourg SARL / Genpact U.S.A., Inc. 1.75% 4/10/26		960,000	962,094
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		330,000	318,047
IBM Corp. 2.85% 5/15/40		480,000	464,661
MasterCard, Inc. 3.375% 4/1/24		870,000	943,029
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (b)		35,000	34,635
Square, Inc. 2.75% 6/1/26 (b)		110,000	110,891
Tempo Acquisition LLC 5.75% 6/1/25 (b)		5,000,000	5,281,250
Twilio, Inc.:
3.625% 3/15/29		80,000	80,469
3.875% 3/15/31		85,000	86,369
Visa, Inc. 2.7% 4/15/40		145,000	144,276
			23,255,924
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.:
1.95% 2/15/28 (b)		1,620,000	1,605,264
2.45% 2/15/31 (b)		12,129,000	11,648,139
2.6% 2/15/33 (b)		12,129,000	11,548,379
3.15% 11/15/25		413,000	443,802
3.419% 4/15/33 (b)		2,622,000	2,673,944
3.5% 2/15/41 (b)		19,161,000	18,530,553
3.75% 2/15/51 (b)		5,224,000	5,076,111
4.11% 9/15/28		1,635,000	1,806,445
Entegris, Inc.:
3.625% 5/1/29 (b)		275,000	275,688
4.375% 4/15/28 (b)		325,000	338,813
Intel Corp. 4.75% 3/25/50		1,250,000	1,585,446
NXP BV/NXP Funding LLC 3.875% 9/1/22 (b)		1,969,000	2,047,753
ON Semiconductor Corp. 3.875% 9/1/28 (b)		125,000	126,875
Qorvo, Inc. 4.375% 10/15/29		200,000	217,980
			57,925,192
Software - 0.1%
CDK Global, Inc. 4.875% 6/1/27		500,000	527,465
Crowdstrike Holdings, Inc. 3% 2/15/29		125,000	122,656
Fair Isaac Corp. 4% 6/15/28 (b)		500,000	508,045
Intuit, Inc. 1.35% 7/15/27		200,000	199,098
Microsoft Corp. 2.921% 3/17/52		2,952,000	2,954,617
NortonLifeLock, Inc. 5% 4/15/25 (b)		370,000	373,959
Nuance Communications, Inc. 5.625% 12/15/26		600,000	631,200
Open Text Corp. 3.875% 2/15/28 (b)		490,000	489,868
Oracle Corp.:
2.5% 4/1/25		6,499,000	6,850,119
2.8% 4/1/27		7,964,000	8,463,499
2.875% 3/25/31		2,300,000	2,356,179
2.95% 5/15/25		935,000	999,564
3.6% 4/1/50		1,300,000	1,279,651
3.85% 4/1/60		6,500,000	6,493,659
3.95% 3/25/51		3,675,000	3,816,504
4.125% 5/15/45		850,000	906,022
ServiceNow, Inc. 1.4% 9/1/30		1,005,000	921,903
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		775,000	820,803
			38,714,811
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
3.25% 2/23/26		7,150,000	7,879,357
3.85% 8/4/46		1,230,000	1,392,443
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (d)		5,700,000	5,970,272
			15,242,072

TOTAL INFORMATION TECHNOLOGY			145,561,477

MATERIALS - 0.2%
Chemicals - 0.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		240,000	251,400
CF Industries Holdings, Inc.:
4.95% 6/1/43		285,000	322,478
5.15% 3/15/34		300,000	353,910
5.375% 3/15/44		525,000	612,938
Consolidated Energy Finance SA 6.5% 5/15/26 (b)		375,000	376,875
DuPont de Nemours, Inc. 4.493% 11/15/25		2,625,000	2,994,133
FMC Corp. 4.5% 10/1/49		900,000	1,050,647
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)		275,000	274,645
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (b)		220,000	223,575
LYB International Finance BV:
4.875% 3/15/44		845,000	1,015,601
5.25% 7/15/43		5,455,000	6,741,433
LYB International Finance III LLC:
2.25% 10/1/30		770,000	757,654
3.375% 5/1/30		1,995,000	2,145,967
3.375% 10/1/40		165,000	165,568
3.8% 10/1/60		1,150,000	1,143,640
4.2% 5/1/50		150,000	163,518
Methanex Corp.:
5.125% 10/15/27		320,000	334,400
5.25% 12/15/29		155,000	162,654
5.65% 12/1/44		105,000	106,433
Nutrien Ltd. 4.9% 6/1/43		1,025,000	1,250,132
OCI NV:
3.125% 11/1/24 (Reg. S)	EUR	2,500,000	3,116,317
3.625% 10/15/25 (Reg. S)	EUR	3,082,000	3,927,365
Olin Corp.:
5% 2/1/30		195,000	206,700
5.125% 9/15/27		700,000	730,884
5.625% 8/1/29		195,000	212,109
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		810,000	839,363
5.875% 3/27/24		1,500,000	1,606,688
Sherwin-Williams Co. 4.5% 6/1/47		210,000	250,994
The Chemours Co. LLC 7% 5/15/25		600,000	616,590
The Dow Chemical Co.:
3.625% 5/15/26		3,020,000	3,343,779
4.625% 10/1/44		295,000	351,284
The Scotts Miracle-Gro Co.:
4% 4/1/31 (b)		1,575,000	1,554,966
4.5% 10/15/29		1,971,000	2,052,402
Valvoline, Inc. 4.25% 2/15/30 (b)		2,270,000	2,315,400
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (b)		125,000	131,563
5.625% 10/1/24 (b)		400,000	440,000
			42,144,005
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 2.5% 3/15/30		755,000	761,638
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (b)		1,000,000	1,055,000
Vulcan Materials Co. 4.5% 6/15/47		915,000	1,084,623
			2,901,261
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		10,000	10,238
4.75% 7/15/27 (Reg. S)	GBP	3,650,000	5,270,546
5.25% 8/15/27 (b)		310,000	312,713
6% 2/15/25 (b)		40,000	41,208
Berry Global, Inc.:
0.95% 2/15/24 (b)		4,465,000	4,484,155
1.57% 1/15/26 (b)		3,005,000	3,005,481
4.875% 7/15/26 (b)		200,000	211,250
Graphic Packaging International, Inc. 3.5% 3/15/28 (b)		231,000	229,852
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		40,000	41,300
International Paper Co.:
5% 9/15/35		370,000	454,888
5.15% 5/15/46		46,000	58,878
OI European Group BV 4% 3/15/23 (b)		290,000	298,338
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		205,000	213,713
8.5% 8/15/27 (b)		60,000	64,477
Westrock Rkt LLC 4.9% 3/1/22		185,000	191,187
			14,888,224
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/29 (b)		110,000	112,475
Barrick North America Finance LLC:
5.7% 5/30/41		630,000	834,198
5.75% 5/1/43		560,000	752,089
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39		1,240,000	1,680,661
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)		110,000	113,232
4.875% 3/1/31 (b)		110,000	112,473
Corporacion Nacional del Cobre de Chile (Codelco) 3.15% 1/14/30 (Reg. S)		1,040,000	1,073,995
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (b)		5,000	5,429
Freeport-McMoRan, Inc. 5.4% 11/14/34		570,000	675,630
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		55,000	54,450
Indonesia Asahan Aluminium Tbk PT:
6.53% 11/15/28 (b)		1,950,000	2,365,350
6.53% 11/15/28 (Reg. S)		988,000	1,198,444
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		415,000	423,964
Kinross Gold Corp. 4.5% 7/15/27		8,840,000	10,163,801
Newmont Corp.:
2.25% 10/1/30		725,000	715,193
2.8% 10/1/29		1,245,000	1,289,510
5.45% 6/9/44		185,000	243,435
Southern Copper Corp. 5.875% 4/23/45		455,000	594,230
Steel Dynamics, Inc.:
2.4% 6/15/25		365,000	382,170
3.45% 4/15/30		5,400,000	5,833,274
Teck Resources Ltd.:
6% 8/15/40		1,255,000	1,567,958
6.25% 7/15/41		2,050,000	2,654,420
			32,846,381
Paper & Forest Products - 0.0%
Suzano Austria GmbH 6% 1/15/29		403,000	475,641

TOTAL MATERIALS			93,255,512

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		5,395,000	6,472,539
American Campus Communities Operating Partnership LP 3.625% 11/15/27		5,092,000	5,579,053
Boston Properties, Inc.:
3.85% 2/1/23		1,175,000	1,230,641
4.5% 12/1/28		5,210,000	5,995,807
Corporate Office Properties LP:
2.25% 3/15/26		1,775,000	1,823,021
2.75% 4/15/31		5,797,000	5,694,985
5% 7/1/25		3,453,000	3,905,083
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		680,000	697,000
Duke Realty LP:
3.25% 6/30/26		805,000	873,976
3.625% 4/15/23		1,382,000	1,447,691
ESH Hospitality, Inc. 4.625% 10/1/27 (b)		4,595,000	4,859,213
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)		275,000	266,156
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		1,200,000	1,356,564
5.375% 11/1/23		2,000,000	2,182,360
5.375% 4/15/26		10,185,000	11,629,437
Healthcare Realty Trust, Inc. 3.875% 5/1/25		2,750,000	2,988,274
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		1,715,000	1,789,367
3.5% 8/1/26		1,786,000	1,969,189
Healthpeak Properties, Inc. 3% 1/15/30		925,000	965,007
Hudson Pacific Properties LP:
3.25% 1/15/30		1,750,000	1,815,167
4.65% 4/1/29		10,503,000	11,933,546
Kimco Realty Corp. 1.9% 3/1/28		815,000	810,089
Lexington Corporate Properties Trust:
2.7% 9/15/30		894,000	893,051
4.4% 6/15/24		1,319,000	1,432,287
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		400,000	423,004
4.625% 6/15/25 (b)		65,000	68,900
5.625% 5/1/24		1,185,000	1,272,394
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	4,400,000	6,329,994
5% 10/15/27		2,650,000	2,789,125
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,000,000	4,885,548
3.375% 2/1/31		3,399,000	3,430,855
3.625% 10/1/29		7,647,000	7,996,335
4.375% 8/1/23		1,368,000	1,463,400
4.5% 1/15/25		2,793,000	3,053,931
4.5% 4/1/27		1,500,000	1,664,537
4.75% 1/15/28		7,569,000	8,460,583
4.95% 4/1/24		1,152,000	1,255,957
5.25% 1/15/26		5,841,000	6,671,273
Park Intermediate Holdings LLC 5.875% 10/1/28 (b)		2,700,000	2,882,250
Realty Income Corp.:
3% 1/15/27		585,000	631,195
3.25% 1/15/31		1,177,000	1,258,273
Retail Opportunity Investments Partnership LP:
4% 12/15/24		877,000	944,051
5% 12/15/23		626,000	676,814
Retail Properties America, Inc.:
4% 3/15/25		6,865,000	7,323,018
4.75% 9/15/30		10,799,000	11,760,114
SBA Communications Corp.:
3.125% 2/1/29 (b)		220,000	211,200
3.875% 2/15/27		400,000	409,000
4.875% 9/1/24		200,000	204,126
Senior Housing Properties Trust 4.75% 2/15/28		2,917,000	2,814,905
Service Properties Trust:
4.375% 2/15/30		200,000	180,000
4.95% 2/15/27		485,000	464,388
4.95% 10/1/29		100,000	93,250
5.5% 12/15/27		100,000	102,916
Simon Property Group LP:
1.75% 2/1/28		915,000	903,278
2.45% 9/13/29		360,000	365,543
3.375% 10/1/24		2,545,000	2,744,142
3.5% 9/1/25		55,000	60,306
3.75% 2/1/24		275,000	296,149
SITE Centers Corp.:
3.625% 2/1/25		2,396,000	2,517,634
4.25% 2/1/26		5,582,000	6,043,693
Spirit Realty LP 2.7% 2/15/32		6,280,000	6,098,030
Store Capital Corp.:
2.75% 11/18/30		1,957,000	1,938,961
4.625% 3/15/29		2,475,000	2,792,676
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)		95,000	94,146
Uniti Group, Inc. 7.875% 2/15/25 (b)		2,800,000	2,999,500
Ventas Realty LP:
3% 1/15/30		10,008,000	10,355,796
3.125% 6/15/23		1,414,000	1,476,703
3.25% 10/15/26		1,900,000	2,066,700
3.85% 4/1/27		1,150,000	1,284,302
4% 3/1/28		2,712,000	3,023,361
4.125% 1/15/26		1,628,000	1,823,649
4.75% 11/15/30		13,000,000	15,282,304
VEREIT Operating Partnership LP:
2.2% 6/15/28		791,000	794,654
2.85% 12/15/32		1,553,000	1,582,006
3.1% 12/15/29		6,085,000	6,394,381
3.4% 1/15/28		1,880,000	2,030,710
VICI Properties, Inc.:
3.5% 2/15/25 (b)		125,000	127,325
4.25% 12/1/26 (b)		670,000	689,263
4.625% 12/1/29 (b)		250,000	260,088
Vornado Realty LP:
2.15% 6/1/26		1,762,000	1,777,218
3.4% 6/1/31		6,373,000	6,422,571
Weingarten Realty Investors 3.375% 10/15/22		472,000	487,107
Welltower, Inc.:
2.7% 2/15/27		340,000	361,162
2.75% 1/15/31		6,560,000	6,641,793
2.8% 6/1/31		2,305,000	2,331,243
Weyerhaeuser Co. 4% 4/15/30		1,625,000	1,833,167
WP Carey, Inc.:
2.25% 4/1/33		4,760,000	4,482,786
3.85% 7/15/29		1,725,000	1,885,228
4% 2/1/25		5,544,000	6,038,589
4.6% 4/1/24		7,436,000	8,160,206
			272,797,209
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23		4,006,000	4,193,130
3.95% 11/15/27		5,608,000	6,076,380
4.1% 10/1/24		4,892,000	5,318,511
4.55% 10/1/29		1,707,000	1,882,245
CBRE Group, Inc. 4.875% 3/1/26		12,670,000	14,698,264
Essex Portfolio LP:
1.7% 3/1/28		5,465,000	5,309,119
3.875% 5/1/24		2,685,000	2,908,957
Howard Hughes Corp.:
4.125% 2/1/29 (b)		300,000	298,089
5.375% 8/1/28 (b)		850,000	895,156
Mack-Cali Realty LP:
3.15% 5/15/23		3,436,000	3,597,674
4.5% 4/18/22		644,000	659,932
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,500,000	1,496,250
Mid-America Apartments LP 4% 11/15/25		1,296,000	1,439,977
Post Apartment Homes LP 3.375% 12/1/22		1,800,000	1,864,470
SL Green Realty Corp. 3.25% 10/15/22		7,000,000	7,226,268
Tanger Properties LP:
3.125% 9/1/26		3,497,000	3,651,142
3.75% 12/1/24		3,352,000	3,595,386
3.875% 12/1/23		597,000	633,114
3.875% 7/15/27		13,369,000	14,275,280
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)		2,500,000	2,675,000
5.75% 1/15/28 (b)		280,000	309,750
5.875% 6/15/27 (b)		1,500,000	1,684,710
			84,688,804

TOTAL REAL ESTATE			357,486,013

UTILITIES - 0.5%
Electric Utilities - 0.3%
AEP Texas, Inc.:
2.1% 7/1/30		800,000	777,232
3.45% 5/15/51		560,000	556,189
3.8% 10/1/47		725,000	765,311
AEP Transmission Co. LLC:
3.75% 12/1/47		850,000	920,585
4% 12/1/46		375,000	420,217
Alabama Power Co.:
3.75% 3/1/45		650,000	719,365
3.85% 12/1/42		700,000	774,475
4.1% 1/15/42		225,000	251,274
Alliant Energy Finance LLC 1.4% 3/15/26 (b)		2,300,000	2,271,641
Arizona Public Service Co. 2.6% 8/15/29		340,000	352,427
Atlantic City Electric Co. 2.3% 3/15/31		275,000	274,782
CenterPoint Energy Houston Electric LLC 3.95% 3/1/48		1,235,000	1,412,826
Clearway Energy Operating LLC:
4.75% 3/15/28 (b)		60,000	62,025
5% 9/15/26		520,000	535,600
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,448,000	4,549,397
Commonwealth Edison Co.:
3.7% 8/15/28		250,000	282,951
3.7% 3/1/45		315,000	347,216
4.35% 11/15/45		205,000	245,129
Dominion Energy South Carolina:
5.1% 6/1/65		275,000	378,254
5.45% 2/1/41		185,000	245,622
DPL, Inc. 4.35% 4/15/29		2,480,000	2,690,800
DTE Electric Co.:
2.25% 3/1/30		150,000	152,132
3.75% 8/15/47		900,000	999,279
Duke Energy Carolinas LLC:
2.95% 12/1/26		370,000	402,108
4% 9/30/42		1,750,000	1,983,124
4.25% 12/15/41		1,450,000	1,703,358
6.1% 6/1/37		775,000	1,064,191
Duke Energy Florida LLC 6.35% 9/15/37		675,000	973,105
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (b)		8,875,000	9,097,202
Entergy Louisiana LLC 2.4% 10/1/26		1,070,000	1,122,019
Entergy, Inc. 1.75% 3/15/31		1,475,000	1,384,076
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		1,000,000	1,050,500
Evergy Kansas Central 4.125% 3/1/42		655,000	750,208
Eversource Energy 1.65% 8/15/30		520,000	488,525
Exelon Corp. 5.625% 6/15/35		150,000	194,439
FirstEnergy Corp.:
3.4% 3/1/50		3,431,000	3,122,210
4.75% 3/15/23		12,580,000	13,280,706
7.375% 11/15/31		9,948,000	13,249,542
Florida Power & Light Co. 5.25% 2/1/41		250,000	335,114
Fortis, Inc. 3.055% 10/4/26		301,000	324,472
Hydro-Quebec 8.05% 7/7/24		1,455,000	1,788,559
InterGen NV 7% 6/30/23 (b)		230,000	226,729
IPALCO Enterprises, Inc. 3.7% 9/1/24		2,644,000	2,855,434
Jersey Central Power & Light Co. 4.3% 1/15/26 (b)		2,000,000	2,219,385
Louisville Gas & Electric Co. 5.125% 11/15/40		345,000	424,998
Mong Duong Finance Holdings BV 5.125% 5/7/29 (Reg. S)		250,000	249,656
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4201% 2/22/23 (d)(f)		5,000,000	5,001,336
2.25% 6/1/30		840,000	836,626
2.75% 11/1/29		1,450,000	1,507,822
NextEra Energy Partners LP 4.25% 9/15/24 (b)		27,000	28,449
Northern States Power Co.:
3.6% 9/15/47		20,000	21,772
6.25% 6/1/36		370,000	521,846
NRG Energy, Inc.:
2% 12/2/25 (b)		3,120,000	3,176,153
3.375% 2/15/29 (b)		45,000	43,402
3.625% 2/15/31 (b)		645,000	618,394
5.75% 1/15/28		245,000	259,676
6.625% 1/15/27		400,000	415,116
Ohio Power Co. 4% 6/1/49		680,000	772,714
Pacific Gas & Electric Co.:
1.75% 6/16/22		1,025,000	1,025,066
3.95% 12/1/47		1,225,000	1,093,381
4.5% 7/1/40		445,000	436,497
4.95% 7/1/50		785,000	793,608
PacifiCorp:
5.25% 6/15/35		1,375,000	1,760,941
5.75% 4/1/37		900,000	1,204,486
Pattern Energy Operations LP 4.5% 8/15/28 (b)		90,000	92,025
PECO Energy Co.:
2.8% 6/15/50		380,000	362,976
3.9% 3/1/48		785,000	903,819
PG&E Corp.:
5% 7/1/28		1,155,000	1,149,225
5.25% 7/1/30		735,000	743,269
PPL Capital Funding, Inc.:
4.125% 4/15/30		400,000	451,738
4.7% 6/1/43		1,315,000	1,558,098
PPL Electric Utilities Corp.:
4.125% 6/15/44		700,000	810,493
4.15% 10/1/45		555,000	647,385
6.25% 5/15/39		250,000	352,351
PT Perusahaan Listrik Negara 1.875% 11/5/31 (b)	EUR	1,500,000	1,791,220
Public Service Electric & Gas Co.:
3.6% 12/1/47		410,000	447,486
3.65% 9/1/28		685,000	768,336
3.65% 9/1/42		125,000	137,799
3.95% 5/1/42		405,000	465,001
Puget Sound Energy, Inc. 5.764% 7/15/40		285,000	384,496
Southern California Edison Co.:
3.5% 10/1/23		675,000	715,339
3.6% 2/1/45		2,335,000	2,279,597
3.9% 12/1/41		120,000	123,006
5.55% 1/15/37		430,000	524,128
Tampa Electric Co. 4.45% 6/15/49		600,000	734,674
Virginia Electric & Power Co.:
6% 1/15/36		470,000	641,372
6% 5/15/37		950,000	1,292,866
Vistra Operations Co. LLC:
3.7% 1/30/27 (b)		2,900,000	3,048,886
4.375% 5/1/29 (b)		1,000,000	1,005,220
5% 7/31/27 (b)		195,000	199,144
5.5% 9/1/26 (b)		770,000	794,981
5.625% 2/15/27 (b)		5,625,000	5,835,938
Wisconsin Power & Light Co. 4.1% 10/15/44		240,000	269,960
Xcel Energy, Inc. 4% 6/15/28		2,700,000	3,047,988
			129,370,490
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		679,000	753,690
5.875% 8/20/26		5,200,000	5,796,440
Atmos Energy Corp. 3.375% 9/15/49		520,000	531,018
Nakilat, Inc. 6.067% 12/31/33 (b)		666,000	810,147
Southern Co. Gas Capital Corp. 4.4% 6/1/43		615,000	703,144
			8,594,439
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
5% 2/1/31 (b)		3,365,000	3,263,714
5.125% 3/15/28 (b)		1,375,000	1,385,313
PSEG Power LLC 3.85% 6/1/23		4,175,000	4,444,439
TerraForm Power Operating LLC 5% 1/31/28 (b)		645,000	677,711
The AES Corp.:
3.3% 7/15/25 (b)		10,697,000	11,411,239
3.95% 7/15/30 (b)		9,327,000	10,070,362
			31,252,778
Multi-Utilities - 0.1%
Ameren Illinois Co.:
4.15% 3/15/46		935,000	1,088,344
4.5% 3/15/49		295,000	365,138
Berkshire Hathaway Energy Co.:
3.7% 7/15/30		1,280,000	1,432,566
4.05% 4/15/25		16,081,000	17,919,844
6.125% 4/1/36		3,050,000	4,152,273
CenterPoint Energy, Inc. 2.95% 3/1/30		25,000	26,056
Consolidated Edison Co. of New York, Inc.:
3.7% 11/15/59		1,650,000	1,694,221
3.95% 4/1/50		1,808,000	1,996,706
4.3% 12/1/56		300,000	341,231
Dominion Energy, Inc. 7% 6/15/38		150,000	217,313
DTE Energy Co. 3.8% 3/15/27		1,010,000	1,125,266
Empresas Publicas de Medellin 4.375% 2/15/31 (Reg. S)		400,000	390,080
NiSource, Inc.:
2.95% 9/1/29		11,346,000	11,879,208
4.8% 2/15/44		190,000	229,913
5.95% 6/15/41		640,000	859,946
NorthWestern Energy Corp. 4.176% 11/15/44		260,000	292,354
Puget Energy, Inc.:
3.65% 5/15/25		324,000	349,762
4.1% 6/15/30		5,059,000	5,580,204
5.625% 7/15/22		4,555,000	4,765,678
6% 9/1/21		4,353,000	4,413,401
San Diego Gas & Electric Co.:
3.32% 4/15/50		910,000	925,847
3.6% 9/1/23		100,000	106,124
3.75% 6/1/47		710,000	764,949
Sempra Energy 4% 2/1/48		565,000	610,381
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2684% 5/15/67 (d)(f)		1,012,000	938,592
			62,465,397

TOTAL UTILITIES			231,683,104

TOTAL NONCONVERTIBLE BONDS
(Cost $4,558,335,945)			4,805,191,176

U.S. Government and Government Agency Obligations - 8.1%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
0.5% 6/17/25		$1,685,000	$1,679,117
0.625% 4/22/25		1,625,000	1,629,822
0.75% 10/8/27		980,000	953,303
0.875% 8/5/30		705,000	659,199
1.625% 10/15/24		1,295,000	1,348,009
1.625% 1/7/25		705,000	734,249
1.875% 9/24/26		290,000	305,377
2% 10/5/22		430,000	440,806
2.5% 2/5/24		665,000	704,847
2.875% 9/12/23		505,000	535,406
6.25% 5/15/29		255,000	347,722
6.625% 11/15/30		670,000	961,586
Federal Home Loan Bank:
3% 10/12/21		1,165,000	1,177,500
3.25% 11/16/28		1,815,000	2,059,340
Freddie Mac:
0.375% 4/20/23		885,000	888,464
0.375% 5/5/23		3,065,000	3,077,445
6.25% 7/15/32		40,000	58,192
Tennessee Valley Authority:
0.75% 5/15/25		845,000	851,030
2.875% 2/1/27		1,060,000	1,165,310
5.25% 9/15/39		150,000	208,551
7.125% 5/1/30		460,000	667,418

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			20,452,693

U.S. Treasury Obligations - 8.0%
U.S. Treasury Bonds:
1.375% 11/15/40		39,605,000	34,351,149
1.375% 8/15/50		96,905,000	77,580,781
1.625% 11/15/50		86,650,000	74,031,594
1.875% 2/15/41		79,537,000	75,324,025
1.875% 2/15/51		55,075,000	50,075,223
2.375% 5/15/51		407,132,000	415,020,183
2.5% 2/15/46		62,755,000	65,341,193
3% 11/15/44		1,780,000	2,021,899
3% 2/15/47		14,390,000	16,436,640
3.625% 8/15/43		44,730,000	55,809,411
3.625% 2/15/44		8,660,000	10,832,442
6.25% 8/15/23		11,080,000	12,557,622
stripped coupon:
0% 2/15/29		1,020,000	906,535
0% 2/15/36		1,100,000	803,741
0% 11/15/36		1,975,000	1,412,876
0% 5/15/39		5,425,000	3,586,603
0% 8/15/39		8,745,000	5,730,263
0% 8/15/40		22,665,000	14,400,485
0% 2/15/41		590,000	369,424
0% 5/15/41		20,000,000	12,430,908
0% 11/15/41		850,000	522,147
0% 5/15/42		2,635,000	1,592,848
0% 8/15/42		490,000	295,164
0% 11/15/42		1,280,000	764,767
0% 5/15/44		7,670,000	4,406,851
stripped principal 0% 8/15/47		6,300,000	3,392,138
U.S. Treasury Notes:
0.125% 9/30/22		340,000	340,093
0.125% 11/30/22		1,110,000	1,110,304
0.125% 3/31/23		205,370,000	205,337,911
0.125% 4/30/23		311,360,000	311,262,700
0.125% 5/31/23		9,875,000	9,871,143
0.125% 9/15/23		34,020,000	33,972,159
0.25% 5/15/24		31,995,000	31,945,008
0.25% 9/30/25		60,505,000	59,467,434
0.375% 4/30/25		33,015,000	32,795,760
0.375% 12/31/25		40,000	39,386
0.375% 1/31/26		71,795,000	70,586,264
0.5% 3/15/23		34,900,000	35,127,668
0.5% 2/28/26		133,345,000	131,761,528
0.75% 3/31/26		102,380,000	102,268,022
0.75% 4/30/26		247,335,000	246,871,247
0.75% 5/31/26		1,115,000	1,112,300
0.875% 11/15/30		394,290,000	370,016,522
1.125% 8/31/21		54,000,000	54,147,136
1.125% 2/15/31		84,723,000	81,109,035
1.25% 4/30/28		337,720,000	337,614,463
1.375% 2/15/23		6,950,000	7,097,145
1.625% 11/15/22		42,535,000	43,468,776
1.625% 4/30/23		21,075,000	21,669,381
1.625% 5/15/31		73,600,000	73,738,000
1.75% 9/30/22		15,955,000	16,304,016
1.875% 4/30/22		13,445,000	13,666,107
1.875% 9/30/22		1,213,000	1,241,524
2% 10/31/22		39,230,000	40,273,579
2% 2/15/25		10,415,000	10,992,300
2% 8/15/25		6,760,000	7,149,756
2.125% 6/30/22		20,330,000	20,776,307
2.125% 7/31/24		41,955,000	44,288,747
2.125% 5/15/25		33,680,000	35,752,109
2.625% 2/15/29		43,960,000	47,990,239
2.875% 5/15/28		24,350,000	26,984,746
3.125% 11/15/28		16,315,000	18,388,790

TOTAL U.S. TREASURY OBLIGATIONS			3,486,534,517

Other Government Related - 0.0%
Private Export Funding Corp. Secured 3.55% 1/15/24		755,000	817,514
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,506,498,384)			3,507,804,724

U.S. Government Agency - Mortgage Securities - 8.3%
Fannie Mae - 2.1%
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (d)(f)		3,859	4,060
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (d)(f)		52,873	55,916
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (d)(f)		8,165	8,692
1.5% 11/1/50 to 12/1/50		12,778,806	12,555,786
2% 8/1/31 to 11/1/50		69,022,610	70,418,799
2.5% 6/1/28 to 4/1/51		123,179,915	128,061,348
3% 2/1/27 to 12/1/50 (g)(h)(i)(j)		338,433,518	357,224,930
3.5% 1/1/28 to 4/1/50 (g)(h)(i)		128,176,323	137,432,448
4% 11/1/31 to 11/1/49		97,221,435	105,954,336
4.5% 6/1/24 to 9/1/49		48,845,752	53,907,631
5% 6/1/24 to 2/1/49		34,494,720	39,082,856
5.26% 8/1/41 (d)		292,503	331,646
5.5% 11/1/36 to 1/1/40		1,882,764	2,201,335
6% to 6% 2/1/34 to 1/1/42 (g)(h)(i)		11,433,435	13,514,736
6.5% 2/1/36		1,341	1,597
6.594% 2/1/39 (d)		214,443	238,306

TOTAL FANNIE MAE			920,994,422

Freddie Mac - 1.4%
6 month U.S. LIBOR + 2.680% 2.932% 10/1/35 (d)(f)		3,910	4,136
1.5% 11/1/50		4,190,648	4,117,511
2% 1/1/32 to 9/1/50		21,476,987	21,760,142
2.5% 3/1/28 to 6/1/51		83,651,280	87,071,121
3% 10/1/28 to 8/1/50		197,107,812	208,341,066
3.5% 2/1/29 to 11/1/48		135,070,833	145,136,732
3.5% 8/1/47		7,127,811	7,615,907
4% 6/1/33 to 9/1/48		75,628,613	82,357,665
4.5% 7/1/25 to 12/1/48		27,748,909	30,552,089
5% 10/1/33 to 12/1/47		5,264,007	6,002,197
6% 7/1/37 to 9/1/38		145,078	172,616
6.5% 9/1/39		422,559	507,232

TOTAL FREDDIE MAC			593,638,414

Ginnie Mae - 2.5%
3.5% 9/20/40 to 5/20/50		71,986,131	77,168,575
4.5% 5/15/39 to 3/20/49		21,573,738	23,879,408
5.5% 6/15/36 to 3/20/41		173,627	200,812
2% 1/20/51 to 4/20/51		35,800,985	36,459,351
2% 6/1/51 (c)		12,750,000	12,969,887
2% 6/1/51 (c)		11,200,000	11,393,155
2% 6/1/51 (c)		10,050,000	10,223,322
2% 6/1/51 (c)		8,850,000	9,002,627
2% 6/1/51 (c)		5,050,000	5,137,092
2% 6/1/51 (c)		4,450,000	4,526,745
2% 6/1/51 (c)		3,300,000	3,356,912
2% 6/1/51 (c)		3,750,000	3,814,673
2% 6/1/51 (c)		2,200,000	2,237,941
2% 6/1/51 (c)		2,500,000	2,543,115
2% 6/1/51 (c)		700,000	712,072
2% 6/1/51 (c)		800,000	813,797
2% 6/1/51 (c)		1,750,000	1,780,181
2% 6/1/51 (c)		950,000	966,384
2% 6/1/51 (c)		2,150,000	2,187,079
2% 6/1/51 (c)		1,150,000	1,169,833
2% 6/1/51 (c)		36,225,000	36,849,736
2% 6/1/51 (c)		12,550,000	12,766,437
2% 6/1/51 (c)		11,500,000	11,698,329
2% 6/1/51 (c)		44,425,000	45,191,154
2% 6/1/51 (c)		5,200,000	5,289,679
2% 6/1/51 (c)		4,550,000	4,628,469
2% 7/1/51 (c)		3,950,000	4,011,178
2% 7/1/51 (c)		3,550,000	3,604,983
2% 7/1/51 (c)		2,350,000	2,386,397
2% 7/1/51 (c)		2,600,000	2,640,269
2% 7/1/51 (c)		5,950,000	6,042,155
2% 7/1/51 (c)		6,600,000	6,702,222
2% 7/1/51 (c)		14,300,000	14,521,481
2% 7/1/51 (c)		15,800,000	16,044,714
2% 7/1/51 (c)		8,350,000	8,479,326
2% 7/1/51 (c)		9,200,000	9,342,491
2.5% 8/20/46 to 3/20/51		64,218,286	66,604,833
2.5% 6/1/51 (c)		5,800,000	6,007,279
2.5% 6/1/51 (c)		2,900,000	3,003,640
2.5% 6/1/51 (c)		7,900,000	8,182,329
2.5% 6/1/51 (c)		12,550,000	12,998,509
2.5% 6/1/51 (c)		14,300,000	14,811,051
2.5% 6/1/51 (c)		3,200,000	3,314,361
2.5% 6/1/51 (c)		5,850,000	6,059,066
2.5% 6/1/51 (c)		10,200,000	10,564,526
2.5% 6/1/51 (c)		11,775,000	12,195,813
2.5% 6/1/51 (c)		14,400,000	14,914,624
2.5% 6/1/51 (c)		25,475,000	26,385,420
2.5% 6/1/51 (c)		5,000,000	5,178,689
2.5% 6/1/51 (c)		3,850,000	3,987,591
2.5% 6/1/51 (c)		25,625,000	26,540,781
2.5% 6/1/51 (c)		2,525,000	2,615,238
2.5% 6/1/51 (c)		3,950,000	4,091,164
2.5% 6/1/51 (c)		3,900,000	4,039,377
2.5% 6/1/51 (c)		6,500,000	6,732,296
2.5% 6/1/51 (c)		5,000,000	5,178,689
2.5% 6/1/51 (c)		4,350,000	4,505,459
2.5% 6/1/51 (c)		4,700,000	4,867,968
2.5% 6/1/51 (c)		600,000	621,443
2.5% 7/1/51 (c)		6,000,000	6,201,797
3% 8/20/42 to 11/20/50		116,853,022	122,563,957
3% 6/1/51 (c)		3,700,000	3,860,216
3% 6/1/51 (c)		6,350,000	6,624,965
3% 6/1/51 (c)		5,350,000	5,581,664
3% 6/1/51 (c)		7,350,000	7,668,267
3% 6/1/51 (c)		5,500,000	5,738,159
3% 6/1/51 (c)		9,100,000	9,494,045
3% 6/1/51 (c)		3,400,000	3,547,225
3% 6/1/51 (c)		5,750,000	5,998,984
3% 7/1/51 (c)		8,725,000	9,100,080
3% 7/1/51 (c)		5,475,000	5,710,365
3% 7/1/51 (c)		4,475,000	4,667,376
3% 7/1/51 (c)		7,150,000	7,457,372
3% 7/1/51 (c)		6,300,000	6,570,831
3% 7/1/51 (c)		4,850,000	5,058,497
3% 7/1/51 (c)		5,500,000	5,736,440
3% 7/1/51 (c)		8,700,000	9,074,005
3.5% 6/1/51 (c)		5,050,000	5,311,814
3.5% 6/1/51 (c)		225,000	236,665
3.5% 6/1/51 (c)		1,200,000	1,262,213
3.5% 6/1/51 (c)		2,450,000	2,577,019
3.5% 6/1/51 (c)		50,000	52,592
3.5% 6/1/51 (c)		100,000	105,184
3.5% 6/1/51 (c)		2,800,000	2,945,164
3.5% 6/1/51 (c)		125,000	131,481
3.5% 6/1/51 (c)		2,650,000	2,787,388
3.5% 6/1/51 (c)		2,250,000	2,366,650
3.5% 6/1/51 (c)		14,100,000	14,831,006
3.5% 6/1/51 (c)		2,900,000	3,050,349
3.5% 6/1/51 (c)		13,500,000	14,199,899
3.5% 6/1/51 (c)		650,000	683,699
3.5% 6/1/51 (c)		8,400,000	8,835,493
3.5% 6/1/51 (c)		400,000	420,738
3.5% 7/1/51 (c)		400,000	420,894
3.5% 7/1/51 (c)		8,700,000	9,154,445
3.5% 7/1/51 (c)		1,350,000	1,420,517
3.5% 7/1/51 (c)		650,000	683,953
4% 5/20/40 to 5/20/49		103,979,145	112,947,308
5% 6/20/34 to 6/20/48		18,255,670	20,253,514

TOTAL GINNIE MAE			1,089,474,357

Uniform Mortgage Backed Securities - 2.3%
1.5% 6/1/36 (c)		4,075,000	4,125,301
1.5% 6/1/36 (c)		3,525,000	3,568,512
1.5% 6/1/36 (c)		11,525,000	11,667,262
1.5% 7/1/36 (c)		17,500,000	17,686,622
1.5% 7/1/36 (c)		14,075,000	14,225,097
1.5% 7/1/36 (c)		11,525,000	11,647,904
1.5% 7/1/36 (c)		12,500,000	12,633,301
2% 6/1/36 (c)		8,200,000	8,472,265
2% 7/1/36 (c)		9,700,000	10,006,536
2% 7/1/36 (c)		11,775,000	12,147,109
2% 7/1/36 (c)		7,950,000	8,201,233
2% 7/1/36 (c)		7,075,000	7,298,581
2% 7/1/36 (c)		13,050,000	13,462,401
2% 7/1/36 (c)		3,800,000	3,920,086
2% 6/1/51 (c)		12,800,000	12,932,785
2% 6/1/51 (c)		6,400,000	6,466,392
2% 6/1/51 (c)		20,200,000	20,409,551
2% 6/1/51 (c)		6,800,000	6,870,542
2% 6/1/51 (c)		5,575,000	5,632,834
2% 6/1/51 (c)		24,750,000	25,006,752
2% 6/1/51 (c)		3,350,000	3,384,752
2% 6/1/51 (c)		13,300,000	13,437,972
2% 6/1/51 (c)		9,075,000	9,169,142
2% 6/1/51 (c)		14,275,000	14,423,086
2% 6/1/51 (c)		11,700,000	11,821,373
2% 6/1/51 (c)		15,850,000	16,014,425
2% 6/1/51 (c)		15,525,000	15,686,053
2% 6/1/51 (c)		10,550,000	10,659,444
2% 6/1/51 (c)		11,300,000	11,417,224
2% 6/1/51 (c)		13,250,000	13,387,453
2% 7/1/51 (c)		16,800,000	16,936,218
2% 7/1/51 (c)		14,900,000	15,020,812
2% 7/1/51 (c)		7,800,000	7,863,244
2% 7/1/51 (c)		3,225,000	3,251,149
2% 7/1/51 (c)		3,700,000	3,730,000
2% 7/1/51 (c)		1,025,000	1,033,311
2% 7/1/51 (c)		675,000	680,473
2% 7/1/51 (c)		11,200,000	11,290,812
2% 7/1/51 (c)		9,200,000	9,274,595
2% 7/1/51 (c)		25,175,000	25,379,124
2% 7/1/51 (c)		13,000,000	13,105,407
2% 7/1/51 (c)		5,700,000	5,746,217
2% 7/1/51 (c)		16,900,000	17,037,029
2% 7/1/51 (c)		15,300,000	15,424,055
2% 7/1/51 (c)		16,175,000	16,306,150
2% 7/1/51 (c)		11,700,000	11,794,866
2% 7/1/51 (c)		15,425,000	15,550,069
2% 7/1/51 (c)		14,750,000	14,869,596
2% 7/1/51 (c)		14,575,000	14,693,177
2% 7/1/51 (c)		15,150,000	15,272,839
2.5% 6/1/51 (c)		12,650,000	13,098,184
2.5% 6/1/51 (c)		15,200,000	15,738,530
2.5% 6/1/51 (c)		700,000	724,801
2.5% 6/1/51 (c)		20,200,000	20,915,678
2.5% 6/1/51 (c)		9,725,000	10,069,553
2.5% 6/1/51 (c)		19,925,000	20,630,935
2.5% 7/1/51 (c)		4,500,000	4,648,711
2.5% 7/1/51 (c)		18,050,000	18,646,495
2.5% 7/1/51 (c)		8,925,000	9,219,943
2.5% 7/1/51 (c)		1,025,000	1,058,873
2.5% 7/1/51 (c)		17,400,000	17,975,014
2.5% 7/1/51 (c)		19,925,000	20,583,457
2.5% 7/1/51 (c)		15,550,000	16,063,878
2.5% 7/1/51 (c)		7,175,000	7,412,111
2.5% 7/1/51 (c)		5,150,000	5,320,191
2.5% 7/1/51 (c)		3,900,000	4,028,883
2.5% 7/1/51 (c)		4,150,000	4,287,144
2.5% 7/1/51 (c)		4,500,000	4,648,711
2.5% 7/1/51 (c)		5,000,000	5,165,234
2.5% 7/1/51 (c)		10,700,000	11,053,601
2.5% 7/1/51 (c)		3,450,000	3,564,011
2.5% 7/1/51 (c)		4,500,000	4,648,711
2.5% 7/1/51 (c)		13,300,000	13,739,522
2.5% 7/1/51 (c)		8,500,000	8,780,898
2.5% 7/1/51 (c)		17,525,000	18,104,145
2.5% 7/1/51 (c)		1,225,000	1,265,482
2.5% 7/1/51 (c)		17,700,000	18,284,928
3% 6/1/51 (c)		550,000	574,406
3% 6/1/51 (c)		1,500,000	1,566,563
3% 6/1/51 (c)		3,800,000	3,968,625
3% 6/1/51 (c)		4,800,000	5,013,000
3% 6/1/51 (c)		4,200,000	4,386,375
3% 6/1/51 (c)		5,200,000	5,430,751
3.5% 6/1/51 (c)		3,650,000	3,852,907
3.5% 6/1/51 (c)		9,850,000	10,397,571
3.5% 6/1/51 (c)		900,000	950,032
3.5% 6/1/51 (c)		1,900,000	2,005,623
3.5% 6/1/51 (c)		1,600,000	1,688,946
3.5% 6/1/51 (c)		3,400,000	3,589,009
3.5% 6/1/51 (c)		1,450,000	1,530,607
3.5% 6/1/51 (c)		1,350,000	1,425,048
3.5% 6/1/51 (c)		17,000,000	17,945,047
3.5% 6/1/51 (c)		250,000	263,898
3.5% 6/1/51 (c)		2,700,000	2,850,096
3.5% 6/1/51 (c)		2,200,000	2,322,300
3.5% 6/1/51 (c)		200,000	211,118
3.5% 6/1/51 (c)		1,725,000	1,820,894
3.5% 6/1/51 (c)		600,000	633,355
3.5% 6/1/51 (c)		550,000	580,575
3.5% 6/1/51 (c)		1,675,000	1,768,115
3.5% 6/1/51 (c)		2,900,000	3,061,214
3.5% 6/1/51 (c)		15,600,000	16,467,220
3.5% 7/1/51 (c)		2,500,000	2,640,540
3.5% 7/1/51 (c)		1,650,000	1,742,756
3.5% 7/1/51 (c)		10,550,000	11,143,079
3.5% 7/1/51 (c)		7,000,000	7,393,512
3.5% 7/1/51 (c)		7,700,000	8,132,863
3.5% 7/1/51 (c)		7,100,000	7,499,134

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			982,573,936

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,545,095,827)			3,586,681,129

Asset-Backed Securities - 2.2%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		$3,019,968	$2,893,499
Series 2019-1 Class A, 3.844% 5/15/39 (b)		4,769,147	4,785,242
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		7,541,694	7,554,440
Class B, 4.458% 10/16/39 (b)		1,333,003	1,095,391
Accredited Mortgage Loan Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.330% 0.6011% 4/25/36 (d)(f)		2,414,000	2,276,536
Aegis Asset Backed Securities Trust Series 2005-5 Class M1, 1 month U.S. LIBOR + 0.640% 0.7366% 12/25/35 (f)		11,165,000	11,009,154
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)		2,207,000	2,211,073
AIG CLO LLC Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.120% 1.2625% 4/20/32 (b)(d)(f)		7,500,000	7,503,368
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 7/22/32 (b)(d)(f)		10,856,000	10,857,020
AIMCO CLO Ltd. Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.5638% 10/15/31 (b)(d)(f)		5,211,000	5,219,494
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5183% 1/20/33 (b)(d)(f)		3,880,000	3,888,474
Allegro CLO X, Ltd. / Allegro CLO X LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3383% 7/20/32 (b)(d)(f)		16,000,000	16,001,120
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 0% 7/20/34 (b)(c)(d)(f)		4,673,000	4,673,000
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, 1 month U.S. LIBOR + 1.200% 1.2916% 11/25/34 (d)(f)		3,108,480	3,073,895
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		3,607,638	3,612,602
Class B, 4.335% 1/16/40 (b)		609,253	499,786
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 10/15/32 (b)(d)(f)		7,102,000	7,110,025
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.8838% 4/15/31 (b)(d)(f)		6,330,000	6,346,192
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4398% 4/17/33 (b)(d)(f)		15,169,000	15,234,864
Argent Securities, Inc. pass-thru certificates Series 2005-W5 Class A2D, 1 month U.S. LIBOR + 0.640% 0.7316% 1/25/36 (d)(f)		3,073,971	2,959,390
Atlas Senior Loan Fund XVI, Ltd. / Atlas Senior Loan Fund XVI LLC Series 2021-16A Class A, 3 month U.S. LIBOR + 1.270% 1.4132% 1/20/34 (b)(d)(f)		2,000,000	2,000,644
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.5838% 10/15/32 (b)(d)(f)		8,259,000	8,272,553
Battalion CLO X Ltd. / Battalion CLO X LLC Series 2021-10A Class A1R2, 3 month U.S. LIBOR + 1.170% 1.3458% 1/25/35 (b)(d)(f)		12,000,000	11,996,964
Battalion CLO XI Ltd. / Battalion CLO XI LLC Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.150% 1.3258% 4/24/34 (b)(d)(f)		22,750,000	22,744,244
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5198% 1/17/33 (b)(d)(f)		3,340,000	3,350,207
Bellemeade Re Ltd.:
Series 2019-4A Class M1A, 1 month U.S. LIBOR + 1.400% 1.4916% 10/25/29 (b)(d)(f)		3,882,508	3,885,064
Series 2021-1A:
Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.750% 1.76% 3/25/31 (b)(d)(f)		4,850,000	4,862,161
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.950% 2.96% 3/25/31 (b)(d)(f)		2,140,000	2,244,267
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		7,990,208	8,061,329
Class AA, 2.487% 12/16/41 (b)(d)		1,266,375	1,273,029
BlackRock Rainier CLO VI, Ltd. / BlackRock Rainier CLO VI LLC Series 2021-6A Class A, 3 month U.S. LIBOR + 1.700% 1.8876% 4/20/33 (b)(d)(f)		8,500,000	8,507,897
BlueMountain CLO XXVIII, Ltd. / BlueMountain CLO XXVIII LLC Series 2021-28A Class A, 3 month U.S. LIBOR + 1.260% 1.4228% 4/15/34 (b)(d)(f)		3,000,000	3,009,648
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1738% 4/15/29 (b)(d)(f)		8,338,000	8,336,041
CarMax Auto Owner Trust Series 2021-1 Class D, 1.28% 7/15/27		200,000	199,661
Carrington Mortgage Loan Trust Series 2005-FRE1:
Class M1, 1 month U.S. LIBOR + 0.700% 0.7966% 12/25/35 (d)(f)		4,224,555	4,187,438
Class M2, 1 month U.S. LIBOR + 0.730% 0.8266% 12/25/35 (f)		10,000,000	9,388,958
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (b)		5,981,082	6,046,366
Series 2020-HB3 Class A, 2.8115% 5/25/30 (b)(d)		433,938	437,468
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		7,117,936	7,134,620
Class B, 5.095% 4/15/39 (b)		3,409,346	3,202,302
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		6,431,517	6,425,069
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5283% 10/20/32 (b)(d)(f)		5,957,000	5,985,588
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5405% 5/29/32 (b)(d)(f)		4,370,000	4,370,310
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.4458% 10/25/32 (b)(d)(f)		3,330,000	3,341,199
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8883% 7/20/31 (b)(d)(f)		6,998,000	7,034,879
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.4416% 10/25/37 (b)(d)(f)		1,805,135	1,813,950
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25		700,000	741,618
Series 2018-A7 Class A7, 3.96% 10/13/30		2,100,000	2,459,931
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23		677,145	678,209
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (b)		3,214,321	3,246,128
Series 2019-P1 Class A, 2.94% 7/15/26 (b)		250,576	251,015
CoreVest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/52 (b)		3,200,000	3,530,140
Crestline Denali CLO XVII, LLC Series 2018-1A Class AR, 3 month U.S. LIBOR + 1.060% 1.2438% 10/15/31 (b)(d)(f)		25,000,000	24,993,700
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		4,185,405	4,247,349
Class A2II, 4.03% 11/20/47 (b)		7,074,360	7,550,394
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.4938% 7/15/32 (b)(d)(f)		5,220,000	5,220,298
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5183% 10/20/32 (b)(d)(f)		7,395,000	7,413,606
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5338% 10/15/32 (b)(d)(f)		5,609,000	5,628,357
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3698% 4/17/33 (b)(d)(f)		5,400,000	5,415,007
Series 2021-72A Class BR, 3 month U.S. LIBOR + 1.600% 0% 5/15/32 (b)(d)(f)		6,000,000	6,001,728
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 10/15/30 (b)(d)(f)		6,500,000	6,514,144
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5538% 10/15/32 (b)(d)(f)		5,900,000	5,909,499
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4338% 1/15/34 (b)(d)(f)		7,240,000	7,235,743
EFS Volunteer No. 2 LLC Series 2012-1 Class A2, 1 month U.S. LIBOR + 1.350% 1.4416% 3/25/36 (b)(d)(f)		1,233,957	1,262,983
Elmwood CLO II Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.3383% 4/20/34 (b)(d)(f)		35,000,000	34,991,145
Encore Credit Receivables Trust Series 2005-4 Class M4, 1 month U.S. LIBOR + 0.900% 0.9916% 1/25/36 (d)(f)		4,800,000	4,732,088
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (b)		6,174,000	6,178,519
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (b)(d)		4,097,513	4,100,063
Flatiron CLO Ltd.:
Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.4759% 11/16/32 (b)(d)(f)		7,901,000	7,915,814
Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.110% 1.11% 7/19/34 (b)(c)(d)(f)		4,210,000	4,210,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4553% 11/20/33 (b)(d)(f)		5,700,000	5,747,544
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/33 (b)		1,190,000	1,198,035
Greywolf CLO II, Ltd. Series 2021-1A Class A1SR, 3 month U.S. LIBOR + 1.140% 1.3238% 4/15/34 (b)(d)(f)		35,000,000	35,026,320
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR + 0.900% 0.9% 4/25/34 (b)(d)(f)	EUR	2,000,000	2,441,580
Home Re, Ltd. Series 2021-1:
Class M1A, 1 month U.S. LIBOR + 1.050% 1.1416% 7/25/33 (b)(d)(f)		305,000	303,570
Class M1B, 1 month U.S. LIBOR + 1.550% 1.6416% 7/25/33 (b)(d)(f)		165,000	165,000
Class M1C, 1 month U.S. LIBOR + 2.300% 2.3916% 7/25/33 (b)(d)(f)		745,000	735,012
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		3,520,156	3,572,629
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		4,278,393	4,293,921
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 1A1, 1 month U.S. LIBOR + 0.140% 0.2316% 1/25/37 (d)(f)		3,108,767	2,729,348
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR + 0.650% 0.65% 7/15/31 (b)(d)(f)	EUR	10,000,000	12,194,585
JMP Credit Advisors CLO IV, Ltd. / JMP Credit Advisors CLO IV LLC Series 2019-1A Class AR, 3 month U.S. LIBOR + 1.280% 1.4698% 7/17/29 (b)(d)(f)		1,970,236	1,970,092
KKR Financial CLO Ltd. Series 2021-33A Class A, 3 month U.S. LIBOR + 1.170% 0% 7/20/34 (b)(d)(f)		13,000,000	13,001,352
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(d)		6,383,000	6,543,992
LCM XXIV Ltd. / LCM XXIV LLC Series 2021-24A Class AR, 3 month U.S. LIBOR + 0.980% 1.1683% 3/20/30 (b)(d)(f)		7,500,000	7,493,798
Lendmark Funding Trust Series 2021-1A:
Class A, 1.9% 11/20/31 (b)		4,200,000	4,224,228
Class B, 2.47% 11/20/31 (b)		150,000	150,943
Logan CLO I, Ltd. / Logan CLO I LLC Series 2021-1A Class A, 3 month U.S. LIBOR + 1.160% 0% 7/20/34 (b)(c)(d)(f)		12,500,000	12,501,275
Madison Park Funding Ltd.:
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.4838% 7/15/32 (b)(d)(f)		9,143,000	9,143,411
Series 2021-10A Class AR3, 3 month U.S. LIBOR + 1.010% 1.1983% 1/20/29 (b)(d)(f)		2,962,959	2,963,202
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 7/15/31 (b)(d)(f)		7,030,000	7,036,791
Madison Park Funding XVII, Ltd. Series 2021-17A Class AR2, 3 month U.S. LIBOR + 1.000% 1.186% 7/21/30 (b)(d)(f)		7,000,000	6,998,236
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 10/15/32 (b)(d)(f)		3,846,000	3,866,299
Madison Park Funding XXXIV, Ltd. Series 2021-34A Class AR, 3 month U.S. LIBOR + 1.200% 1.2958% 4/25/32 (b)(d)(f)		20,000,000	20,003,600
Madison Park Funding XXXVIII, Ltd. Series 2021-38A Class A, 3 month U.S. LIBOR + 1.120% 0% 7/17/34 (b)(c)(d)(f)		12,500,000	12,500,000
Magnetite VII Ltd. Series 2018-7A Class A1R2, 3 month U.S. LIBOR + 0.800% 0.9838% 1/15/28 (b)(d)(f)		6,918,266	6,923,828
Magnetite XXI Ltd. Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 1/15/33 (b)(d)(f)		17,576,000	17,571,536
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (b)		1,213,208	1,219,950
Series 2020-1A Class A, 2.24% 3/15/30 (b)		461,206	462,314
MASTR Asset Backed Securities Trust:
Series 2005-NC2 Class A4, 1 month U.S. LIBOR + 0.700% 0.7916% 11/25/35 (d)(f)		11,293,950	8,584,123
Series 2005-WF1 Class M7, 1 month U.S. LIBOR + 1.720% 1.8166% 6/25/35 (d)(f)		1,816,559	1,833,645
MDPK Series 2021-48A Class A, 3 month U.S. LIBOR + 1.150% 1.2921% 4/19/33 (b)(d)(f)		5,000,000	4,998,720
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		2,388,485	2,461,230
MidOcean Credit CLO V Series 2018-5A Class AR, 3 month U.S. LIBOR + 1.120% 1.3098% 7/19/28 (b)(d)(f)		1,290,017	1,290,083
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2583% 10/20/30 (b)(d)(f)		8,353,000	8,363,308
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A4, 1 month U.S. LIBOR + 0.480% 0.5716% 6/25/36 (f)		4,256,504	2,812,327
Series 2007-NC3 Class A2D, 1 month U.S. LIBOR + 0.260% 0.3516% 5/25/37 (d)(f)		2,644,763	2,263,964
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0951% 8/10/23 (b)(d)(f)		12,613,000	12,733,984
Mountain View CLO XIV, Ltd. Series 2019-1A Class B, 3 month U.S. LIBOR + 2.000% 2.0269% 4/15/29 (b)(d)(f)		1,250,000	1,251,531
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (b)		1,300,160	1,302,330
Series 2020-1A Class A1, 1.2686% 9/25/30 (b)		7,482,648	7,474,013
Nationstar Home Equity Loan Trust Series 2006-B Class M2, 1 month U.S. LIBOR + 0.360% 0.4516% 9/25/36 (d)(f)		8,141,000	7,702,005
Navient Private Education Refi Loan Trust Series 2021-A Class B, 2.24% 5/15/69 (b)		100,000	100,344
Navient Student Loan Trust:
Series 2015-1 Class A2, 1 month U.S. LIBOR + 0.600% 0.6916% 4/25/40 (d)(f)		463,355	463,058
Series 2016-2A Class A3, 1 month U.S. LIBOR + 1.500% 1.5916% 6/25/65 (b)(d)(f)		1,475,000	1,529,840
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, 1 month U.S. LIBOR + 0.230% 0.3216% 4/25/37 (f)		4,475,401	4,376,950
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4898% 7/17/32 (b)(d)(f)		8,530,000	8,538,820
OCP CLO Ltd. / OCP CLO LLC Series 2021-18A Class AR, 3 month U.S. LIBOR + 1.090% 1.25% 7/20/32 (b)(d)(f)		18,000,000	17,979,696
Octagon Investment Partners 31, Ltd. / Octagon Investment Partners 31 LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.050% 1.2383% 7/20/30 (b)(d)(f)		3,000,000	2,999,244
Oportun Funding XIV, LLC Series 2021-A:
Class A, 1.21% 3/8/28 (b)		500,000	501,399
Class B, 1.76% 3/8/28 (b)		300,000	299,080
Oportun Funding, LLC Series 2020-1 Class B, 3.45% 5/15/24 (b)		2,000,000	2,046,654
Palmer Square CLO, Ltd. Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.190% 0% 4/20/34 (b)(d)(f)		6,000,000	6,003,378
Park Avenue Institutional Advisers CLO Ltd. / Park Avenue Institutional Advisers CLO LLC Series 2021-1A Class A1AR, 3 month U.S. LIBOR + 1.000% 1.1883% 10/20/31 (b)(d)(f)		12,750,000	12,746,787
Park Avenue Institutional Advisers CLO, Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.240% 1.3941% 2/14/34 (b)(d)(f)		2,000,000	1,999,496
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)		6,137,313	6,135,655
PMT Credit Risk Transfer Trust Series 2021-1R Class A, 1 month U.S. LIBOR + 2.900% 3.0091% 2/27/24 (b)(d)(f)		6,485,132	6,485,145
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (b)		248,792	249,301
Recette CLO, Ltd. Series 2021-1A Class ARR, 3 month U.S. LIBOR + 1.080% 1.2683% 4/20/34 (b)(d)(f)		4,700,000	4,698,811
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (b)		139,313	139,806
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 0% 4/20/34 (b)(c)(d)(f)		7,250,000	7,250,732
Romark CLO-IV Ltd. / Romark CLO-IV LLC Series 2021-4A Class A1, 3 month U.S. LIBOR + 1.170% 0% 7/10/34 (b)(c)(d)(f)		13,250,000	13,251,299
Santander Drive Auto Receivables Trust Series 2021-1 Class D, 1.13% 11/16/26		2,800,000	2,796,745
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		6,819,211	6,809,351
Class B, 4.335% 3/15/40 (b)		665,815	583,500
Saratoga Investment Corp. CLO, Ltd. / Saratoga Investment Corp. CLO, Inc. Series 2021-1A Class AR3, 3 month U.S. LIBOR + 1.320% 1.5155% 4/20/33 (b)(d)(f)		12,000,000	12,011,004
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)		8,004,000	8,448,445
1.884% 7/15/50 (b)		2,753,000	2,805,474
2.328% 7/15/52 (b)		2,105,000	2,138,885
Securitized Asset Backed Receivables LLC Trust Series 2006-CB5 Class A3, 1 month U.S. LIBOR + 0.280% 0.3716% 6/25/36 (d)(f)		2,802,251	2,167,309
Sixth Street CLO XVII, Ltd. / Sixth Street CLO XVII LLC Series 2021-17A Class A, 3 month U.S. LIBOR + 1.240% 1.4326% 1/20/34 (b)(d)(f)		5,000,000	5,008,430
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)		2,189,614	2,205,021
Sound Point CLO VII-R, Ltd. Series 2021-3RA Class A1R, 3 month U.S. LIBOR + 1.070% 0% 10/23/31 (b)(d)(f)		10,250,000	10,250,000
Soundview Home Loan Trust Series 2007-NS1 Class A4, 1 month U.S. LIBOR + 0.300% 0.3916% 1/25/37 (d)(f)		7,309,000	6,997,836
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)(c)		1,500,000	1,510,446
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 1/15/34 (b)(d)(f)		3,410,000	3,415,633
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1883% 1/20/29 (b)(d)(f)		5,538,000	5,547,021
TCW CLO, Ltd. / TCW CLO, LLC Series 2021-1A Class A1RR, 3 month U.S. LIBOR + 1.160% 0% 4/20/34 (b)(d)(f)		5,500,000	5,500,000
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (d)(f)		3,983	3,717
TH MSR Issuer Trust Series 2019-FT1 Class A, 1 month U.S. LIBOR + 2.800% 2.8916% 6/25/24 (b)(d)(f)		1,250,000	1,239,800
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(d)		9,813,778	9,869,255
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		10,023,198	9,967,956
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.7395% 3/25/58 (b)(d)		2,028,038	2,148,115
Series 2020-4 Class A1, 1.75% 10/25/60 (b)		2,992,251	3,041,858
Tralee CLO VII Ltd. / Tralee CLO VII LLC Series 2021-7A Class A1, 3 month U.S. LIBOR + 1.320% 1.5585% 4/25/34 (b)(d)(f)		12,000,000	11,996,772
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)		790,320	791,562
Series 2021-2 Class A, 0.91% 6/20/31 (b)		10,134,000	10,147,095
Venture 43 CLO, Ltd. Series 2021-43A Class A1, 3 month U.S. LIBOR + 1.240% 0% 4/15/34 (b)(d)(f)		15,200,000	15,201,550
VOLT XCIV LLC Series 2021-NPL3 Class A1, 2.2395% 2/27/51 (b)		5,680,309	5,690,215
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.8836% 7/16/31 (b)(d)(f)		8,112,000	8,122,862
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4583% 7/20/32 (b)(d)(f)		8,868,000	8,868,949
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7898% 7/19/31 (b)(d)(f)		6,400,000	6,403,386
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4883% 10/20/31 (b)(d)(f)		7,500,000	7,539,563
TOTAL ASSET-BACKED SECURITIES
(Cost $967,690,761)			970,420,803

Collateralized Mortgage Obligations - 0.7%
Private Sponsor - 0.6%
Alternative Loan Trust floater Series 2007-OH3 Class A1B, 1 month U.S. LIBOR + 0.220% 0.3116% 9/25/47 (f)		2,289,194	2,195,346
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (b)		118,281	118,175
Series 2010-RR4 Class 31A6, 6.4583% 1/26/37 (b)(d)		4,436,341	4,237,175
Series 2012-RR5 Class 8A5, 0.5159% 7/26/36 (b)(d)		20,433	20,271
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)		4,184,811	4,190,205
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)		5,160,380	5,157,977
Central Park Funding Trust floater:
Series 2021-1 Class PT, 1 month U.S. LIBOR + 2.750% 2.84% 8/29/22 (b)(d)(f)		12,784,762	13,081,025
Series 2021-2 Class PT, 3.0925% 10/27/22 (b)(d)		15,895,902	16,003,491
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)		3,822,589	3,826,708
CIM Trust sequential payer:
Series 2021-R1 Class A2, 2.4% 8/25/56 (b)		9,228,000	9,247,945
Series 2021-R3 Class A1A, 1.951% 6/25/57 (b)		11,925,442	12,040,185
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/35		1,776,084	1,804,151
Connecticut Avenue Securities Trust floater Series 2020-R01 Class 1M2, 1 month U.S. LIBOR + 2.050% 2.1416% 1/25/40 (b)(d)(f)		977,189	980,631
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3994% 5/27/37 (b)(d)(f)		382,100	374,794
CSMC Trust sequential payer:
Series 2020-RPL2 Class A12, 3.4537% 2/25/60 (b)(d)		790,089	806,955
Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(d)		5,438,228	5,546,727
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)		2,846,758	2,889,926
CWALT, Inc. Series 2005-13CB Class A8, 5.5% 5/25/35		2,710,387	2,682,688
Eagle Re Ltd. floater Series 2021-1:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.16% 10/25/33 (b)(d)(f)		1,125,000	1,140,335
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.700% 2.71% 10/25/33 (b)(d)(f)		1,735,000	1,760,214
Freddie Mac STACR REMIC Trust floater:
Series 2019-DNA4 Class B1, 1 month U.S. LIBOR + 2.700% 2.7916% 10/25/49 (b)(d)(f)		9,700,000	9,711,585
Series 2020-DNA6 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.01% 12/25/50 (b)(d)(f)		3,910,000	3,907,313
Series 2021-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.400% 3.41% 8/25/33 (b)(d)(f)		4,380,000	4,455,668
Series 2021-HQA1:
Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.01% 8/25/33 (b)(d)(f)		2,700,000	2,668,671
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.250% 2.26% 8/25/33 (b)(d)(f)		3,900,000	3,943,012
Freddie Mac. STACR REMIC Trust floater Series 2020-DNA1 Class B1, 1 month U.S. LIBOR + 2.300% 2.3916% 1/25/50 (b)(d)(f)		6,600,000	6,584,881
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5493% 2/20/49 (d)(f)		2,077,058	2,097,969
GMAC Mortgage Loan Trust Series 2005-AR6 Class 2A1, 3.3166% 11/19/35 (d)		2,071,982	2,056,613
GSR Mortgage Loan Trust floater Series 2006-OA1 Class 1A1, 1 month U.S. LIBOR + 0.440% 0.5316% 8/25/46 (d)(f)		19,560,543	6,535,985
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9201% 12/22/69 (b)(d)(f)		2,205,233	2,208,078
Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(d)		5,800,000	5,922,212
Legacy Mortgage Asset Trust sequential payer Series 2021-SL1 Class A, 1.991% 7/30/75 (b)		3,909,052	3,908,611
Merrill Lynch Mortgage Investors Trust floater Series 2006-A2 Class 1A, 1 month U.S. LIBOR + 0.180% 0.2716% 2/25/36 (f)		7,198,544	5,007,372
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3451% 1/23/23 (b)(d)(f)		3,508,000	3,525,038
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4451% 4/23/23 (b)(d)(f)		16,662,000	16,709,320
MRA Issuance Trust floater:
Series 2021-10 Class A1X, 1 month U.S. LIBOR + 1.500% 0% 2/22/23 (b)(d)(f)		14,920,000	14,918,508
Series 2021-9 Class A1X, 1 month U.S. LIBOR + 1.200% 1.3101% 11/15/21 (b)(d)(f)		13,000,000	12,988,274
Series 2021-EBO3:
Class A1X, 1 month U.S. LIBOR + 1.750% 1.8601% 3/31/23 (b)(d)(f)		5,570,000	5,559,339
Class A2, 1 month U.S. LIBOR + 2.750% 2.8601% 3/31/23 (b)(d)(f)		6,430,000	6,417,654
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29(b)		2,015,418	2,019,134
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)		1,822,838	1,909,327
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)		3,083,479	3,270,439
Preston Ridge Partners Mortgage Trust Series 2021-1 Class A1, 2.115% 1/25/26 (b)		4,860,971	4,859,637
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (b)		176,758	176,624
RALI Trust:
Series 2006-QS4 Class A4, 6% 4/25/36		2,037,568	1,979,898
Series 2007-QS3 Class A5, 6.25% 2/25/37		3,163,950	3,069,118
Series 2007-QS8 Class A5, 6% 6/25/37		1,220,065	1,180,228
Retiro Mortgage Securities floater Series 2021-1A Class A1, 0.000% x 3 month EURIBOR 0% 7/30/75 (b)(d)(f)	EUR	2,190,000	2,652,110
RMF Buyout Issuance Trust:
sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (b)		8,424,620	8,447,557
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)		1,599,775	1,582,606
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (d)(f)		1,019	998
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (b)(d)(f)		3,072,765	3,076,634
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7316% 9/25/43 (d)(f)		1,856,516	1,818,426
WaMu Mortgage pass-thru certificates floater Series 2005-AR2 Class 2A1B, 1 month U.S. LIBOR + 0.740% 0.8316% 1/25/45 (f)		2,189,203	2,179,152

TOTAL PRIVATE SPONSOR			245,452,915

U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43		903,401	927,940
Class GA, 1.75% 6/25/42		976,304	1,003,159
Series 2005-79 Class ZC, 5.9% 9/25/35		240,688	272,892
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.4534% 8/25/37 (d)(k)(l)		839,470	181,536
Series 2010-135 Class ZA, 4.5% 12/25/40		589,848	647,107
Series 2010-150 Class ZC, 4.75% 1/25/41		787,164	877,214
Series 2010-95 Class ZC, 5% 9/25/40		1,669,156	1,855,213
Series 2011-4 Class PZ, 5% 2/25/41		284,761	341,776
Series 2012-100 Class WI, 3% 9/25/27 (k)		436,123	34,792
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5584% 12/25/30 (d)(k)(l)		109,601	9,967
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4584% 6/25/41 (d)(k)(l)		114,322	9,529
Series 2013-133 Class IB, 3% 4/25/32 (k)		234,071	11,384
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9584% 1/25/44 (d)(k)(l)		154,822	28,282
Series 2013-44 Class DJ, 1.85% 5/25/33		8,904,433	9,134,740
Series 2013-51 Class GI, 3% 10/25/32 (k)		635,584	48,032
Series 2015-42 Class IL, 6% 6/25/45 (k)		838,714	164,382
Series 2015-70 Class JC, 3% 10/25/45		688,065	729,994
Series 2017-30 Class AI, 5.5% 5/25/47 (k)		463,618	92,220
Freddie Mac:
planned amortization class:
Series 2020-4960 Class PB, 1.5% 10/25/49		5,056,483	5,132,615
Series 4135 Class AB, 1.75% 6/15/42		734,370	754,856
sequential payer Series 3871 Class KB, 5.5% 6/15/41		588,448	686,242
Series 2017-4683 Class LM, 3% 5/15/47		982,607	1,040,778
Series 2933 Class ZM, 5.75% 2/15/35		478,512	545,155
Series 2996 Class ZD, 5.5% 6/15/35		329,075	380,850
Series 3237 Class C, 5.5% 11/15/36		442,645	504,601
Series 3955 Class YI, 3% 11/15/21 (k)		10,081	44
Series 3980 Class EP, 5% 1/15/42		2,542,893	2,896,442
Series 4055 Class BI, 3.5% 5/15/31 (k)		227,023	11,883
Series 4149 Class IO, 3% 1/15/33 (k)		321,761	35,135
Series 4314 Class AI, 5% 3/15/34 (k)		79,014	4,905
Series 4427 Class LI, 3.5% 2/15/34 (k)		485,695	40,436
Series 4471 Class PA 4% 12/15/40		406,235	435,382
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		700,578	763,464
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		2,540,347	2,750,680
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.4904% 12/20/60 (d)(f)(m)		896,381	898,723
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6604% 9/20/61 (d)(f)(m)		3,817,383	3,840,687
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 0.6304% 8/20/62 (d)(f)(m)		688,806	692,499
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7604% 5/20/61 (d)(f)(m)		5,852	5,910
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 0.7104% 8/20/63 (d)(f)(m)		2,122,208	2,131,787
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.5993% 10/20/49 (d)(f)		435,086	437,869
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5493% 12/20/49 (d)(f)		5,052,501	5,085,856
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.5993% 8/20/49 (d)(f)		585,089	590,471
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4993% 3/20/50 (d)(f)		4,784,977	4,805,958
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8015% 12/20/40 (d)(l)		741,173	869,172
Series 2016-69 Class WA, 3% 2/20/46		459,458	488,287
Series 2017-134 Class BA, 2.5% 11/20/46		1,146,999	1,195,786
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40		1,523,609	1,653,604
Series 2010-170 Class B, 4% 12/20/40		342,754	372,054
Series 2017-139 Class BA, 3% 9/20/47		4,951,842	5,288,112
Series 2010-116 Class QB, 4% 9/16/40		2,556,145	2,768,993
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8491% 2/16/40 (d)(k)(l)		436,833	73,983
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0008% 7/20/41 (d)(k)(l)		115,314	22,158
Series 2013-149 Class MA, 2.5% 5/20/40		1,636,974	1,690,630
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)		35,663	36,336
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.42% 8/20/66 (d)(f)(m)		2,692,969	2,667,573

TOTAL U.S. GOVERNMENT AGENCY			67,970,075

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $311,680,912)			313,422,990

Commercial Mortgage Securities - 2.2%
Ashford Hospitality Trust floater Series 2018-ASHF Class A, 1 month U.S. LIBOR + 0.900% 1.001% 4/15/35 (b)(d)(f)		3,546,916	3,542,628
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.851% 11/15/30 (b)(d)(f)		5,954,000	6,039,839
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)		6,500,000	6,666,373
Class ANM, 3.112% 11/5/32 (b)		4,963,000	5,157,813
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)		1,113,000	1,078,234
Class CNM, 3.7186% 11/5/32 (b)(d)		461,000	439,894
BANK:
sequential payer:
Series 2019-BN21:
Class A4, 2.6% 10/17/52		4,400,000	4,597,256
Class A5, 2.851% 10/17/52		838,000	890,639
Series 2020-BN28 Class A3, 1.584% 3/15/63		9,000,000	8,649,536
Series 2021-BN31 Class A3, 1.771% 2/15/54		2,000,000	1,942,864
Series 2021-BN32 Class A4, 2.349% 4/15/54		20,000,000	20,382,586
Series 2021-BN33 Class A4, 2.27% 5/15/64		9,000,000	9,112,319
Series 2021-BN31 Class XB, 0.8696% 2/15/54 (d)(k)		7,000,000	542,409
Series 2021-BN33 Class XA, 1.1766% 5/15/64 (d)(k)		9,000,000	742,556
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.6916% 11/25/35 (b)(d)(f)		19,862	18,917
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 0.6766% 1/25/36 (b)(d)(f)		50,014	48,233
Class M1, 1 month U.S. LIBOR + 0.670% 0.7666% 1/25/36 (b)(d)(f)		16,143	15,582
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 0.3616% 12/25/36 (b)(d)(f)		113,272	107,113
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.3616% 3/25/37 (b)(d)(f)		29,908	28,298
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.3616% 7/25/37 (b)(d)(f)		84,796	80,742
Class A2, 1 month U.S. LIBOR + 0.320% 0.4116% 7/25/37 (b)(d)(f)		79,391	62,660
Class M1, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (b)(d)(f)		27,023	24,208
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.3816% 7/25/37 (b)(d)(f)		30,370	28,790
Class M1, 1 month U.S. LIBOR + 0.310% 0.4016% 7/25/37 (b)(d)(f)		16,095	14,370
Class M2, 1 month U.S. LIBOR + 0.340% 0.4316% 7/25/37 (b)(d)(f)		17,214	15,269
Class M3, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (b)(d)(f)		27,571	24,804
Class M4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/37 (b)(d)(f)		43,526	38,917
Class M5, 1 month U.S. LIBOR + 0.600% 0.6916% 7/25/37 (b)(d)(f)		18,313	17,433
BBCMS Mortgage Trust sequential payer:
Series 2019-C4 Class A4, 2.661% 8/15/52		4,000,000	4,195,610
Series 2021-C9 Class A4, 2.021% 2/15/54		10,000,000	9,915,969
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51		1,700,000	1,835,231
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		949,000	1,085,956
Series 2019-B10 Class A4, 3.717% 3/15/62		1,673,000	1,878,050
Series 2019-B13 Class A4, 2.952% 8/15/57		7,629,000	8,160,560
Series 2020-B18 Class A4, 1.672% 7/15/53		10,000,000	9,701,661
Series 2020-B19:
Class A3, 1.787% 9/15/53		5,800,000	5,856,533
Class A4, 1.546% 9/15/53		12,500,000	12,142,858
Series 2020-B22 Class A4, 1.685% 1/15/54		3,175,000	3,080,797
Series 2021-B23 Class A4A1, 1.823% 2/15/54		2,000,000	1,948,707
Series 2021-B24 Class A4, 2.2638% 3/15/54		17,600,000	17,725,961
Series 2021-B26 Class A4, 2.295% 6/15/54		8,800,000	8,932,225
Series 2019-B12 Class XA, 1.0644% 8/15/52 (d)(k)		39,999,451	2,504,706
Series 2019-B14 Class XA, 0.7858% 12/15/62 (d)(k)		22,872,251	1,083,568
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.151% 11/15/28 (b)(d)(f)		7,501,000	7,603,770
BHMS floater Series 2018-ATLS Class A, 1 month U.S. LIBOR + 1.250% 1.3509% 7/15/35 (b)(d)(f)		10,931,821	10,931,619
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.101% 12/15/36 (b)(d)(f)		4,361,848	4,361,847
Class C, 1 month U.S. LIBOR + 1.120% 1.221% 12/15/36 (b)(d)(f)		3,615,110	3,615,109
Class D, 1 month U.S. LIBOR + 1.250% 1.351% 12/15/36 (b)(d)(f)		4,996,868	4,996,867
Class G, 1 month U.S. LIBOR + 2.500% 2.601% 12/15/36 (b)(d)(f)		6,369,807	6,365,969
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7623% 5/15/38 (b)(d)(f)		5,200,000	5,195,315
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.977% 11/15/32 (b)(d)(f)		1,900,000	1,901,785
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (b)(d)(f)		8,635,498	8,646,308
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.101% 11/15/32 (b)(d)(f)		5,062,365	5,072,015
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.1886% 9/15/37 (b)(d)(f)		3,889,969	3,797,358
Class B, 1 month U.S. LIBOR + 1.320% 1.426% 9/15/37 (b)(d)(f)		4,446,198	4,251,247
Class D, 1 month U.S. LIBOR + 2.620% 2.726% 9/15/37 (b)(d)(f)		2,530,703	2,043,137
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.001% 11/15/35 (b)(d)(f)		910,000	910,275
Class F, 1 month U.S. LIBOR + 1.800% 1.901% 11/15/35 (b)(d)(f)		2,713,900	2,714,715
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.401% 4/15/34 (b)(d)(f)		4,464,000	4,450,130
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 4/15/34 (b)(d)(f)		2,952,000	2,935,425
Class D, 1 month U.S. LIBOR + 1.900% 2.001% 4/15/34 (b)(d)(f)		3,099,000	3,069,774
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.181% 10/15/36 (b)(d)(f)		3,757,535	3,762,833
Class C, 1 month U.S. LIBOR + 1.250% 1.351% 10/15/36 (b)(d)(f)		4,724,321	4,727,284
Class D, 1 month U.S. LIBOR + 1.450% 1.551% 10/15/36 (b)(d)(f)		6,690,680	6,694,705
Class E, 1 month U.S. LIBOR + 1.800% 1.901% 10/15/36 (b)(d)(f)		9,401,801	9,407,702
Class G, 1 month U.S. LIBOR + 2.300% 2.401% 10/15/36 (b)(d)(f)		17,330,940	17,330,923
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.701% 12/15/36 (b)(d)(f)		4,583,321	4,583,319
floater sequential payer Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.8009% 1/15/34 (b)(d)(f)		3,562,000	3,562,000
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.101% 4/15/34 (b)(d)(f)		6,200,000	6,188,171
BXMT, Ltd. floater Series 2020-FL3 Class A, 1 month U.S. LIBOR + 1.400% 1.5009% 3/15/37 (b)(f)		20,100,000	20,135,183
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50		2,500,000	2,606,935
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)		17,591,111	17,936,225
Class A2, 1.99% 7/15/60 (b)		7,037,566	7,103,803
Series 2021-1A Class A1, 1.53% 3/15/61 (b)		8,950,000	9,035,896
CFCRE Commercial Mortgage Trust sequential payer Series 2011-C2 Class A4, 3.8343% 12/15/47		1,720,036	1,719,247
CFCRE Mortgage Trust sequential payer Series 2016-C6 Class A2, 2.95% 11/10/49		955,421	1,018,051
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0509% 11/15/36 (b)(d)(f)		3,687,000	3,688,114
Class B, 1 month U.S. LIBOR + 1.250% 1.3509% 11/15/36 (b)(d)(f)		1,400,000	1,400,000
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (b)		4,982,000	5,032,882
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (b)(d)(f)		13,974,090	13,978,313
Class B, 1 month U.S. LIBOR + 1.500% 1.601% 6/15/34 (b)(d)(f)		2,106,502	2,095,923
Class C, 1 month U.S. LIBOR + 1.750% 1.851% 6/15/34 (b)(d)(f)		2,379,880	2,355,984
Citigroup Commercial Mortgage Trust:
floater Series 2020-WSS Class A, 1 month U.S. LIBOR + 1.950% 2.0509% 2/15/39 (b)(d)(f)		6,045,385	6,220,921
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49		3,455,193	3,626,628
Series 2015-GC29 Class XA, 1.035% 4/10/48 (d)(k)		30,336,978	1,052,405
Series 2015-GC33 Class XA, 0.8821% 9/10/58 (d)(k)		18,314,525	592,314
Series 2016-C2 Class A3, 2.575% 8/10/49		2,800,000	2,928,452
Series 2016-GC36 Class A4, 3.349% 2/10/49		2,500,000	2,693,851
Series 2016-P6 Class XA, 0.7642% 12/10/49 (d)(k)		17,139,951	412,259
COMM Mortgage Trust:
floater Series 2021-LBA Class E, 1 month U.S. LIBOR + 1.800% 1.901% 3/15/38 (b)(d)(f)		3,975,000	3,974,997
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		1,700,000	1,770,487
Series 2014-CR18 Class A5, 3.828% 7/15/47		1,610,000	1,749,786
Series 2014-CR17 Class XA, 0.9629% 5/10/47 (d)(k)		18,070,417	415,020
Series 2014-CR20 Class XA, 1.0046% 11/10/47 (d)(k)		17,512,814	505,775
Series 2014-LC17 Class XA, 0.7204% 10/10/47 (d)(k)		37,340,071	730,730
Series 2014-UBS6:
Class A5, 3.644% 12/10/47		3,900,000	4,237,537
Class XA, 0.885% 12/10/47 (d)(k)		10,751,376	263,480
Series 2015-CR23 Class A3, 3.23% 5/10/48		2,500,000	2,677,062
Series 2015-CR24 Class A4, 3.432% 8/10/48		1,422,827	1,519,544
Series 2015-PC1 Class A4, 3.62% 7/10/50		1,462,650	1,505,290
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.981% 12/15/31 (b)(d)(f)		902,241	902,512
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.081% 5/15/36 (b)(d)(f)		5,263,000	5,274,177
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)		2,253,000	2,327,854
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		5,237,000	5,452,517
Class B, 4.5349% 4/15/36 (b)		1,543,000	1,554,473
Class C, 4.782% 4/15/36 (b)(d)		1,033,000	1,019,977
Class D, 4.782% 4/15/36 (b)(d)		2,066,000	1,872,790
CSAIL Commercial Mortgage Trust:
sequential payer Series 2021-C20 Class A2, 2.4862% 3/15/54		16,000,000	16,424,933
Series 2016-C7 Class A4, 3.21% 11/15/49		3,186,022	3,411,929
CSMC Commercial Mortgage Trust sequential payer Series 2016-NXSR Class A4, 3.7948% 12/15/49		2,000,000	2,216,925
DBUBS Mortgage Trust Series 2011-LC3A Class C, 5.4266% 8/10/44 (b)(d)		3,400,000	3,399,679
DBWF Mortgage Trust Series 2018-AMXP Class B, 3.9956% 5/5/35 (b)(d)		762,000	770,367
DOLP Trust sequential payer Series 2021-NYC Class A, 2.956% 5/10/41 (b)		13,500,000	14,155,916
Freddie Mac:
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.26% 2/25/31 (d)(f)		11,600,000	11,610,449
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31 (d)(f)		12,800,000	12,809,014
Series 2021-F110 Class A/S, 1 month U.S. LIBOR + 0.240% 0.25% 3/25/31 (d)(f)		9,300,000	9,306,477
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31 (d)(f)		7,800,000	7,805,495
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.24% 4/25/31 (d)(f)		17,400,000	17,410,847
sequential payer:
Series 2018-K083 Class AM, 4.03% 10/25/28		1,150,000	1,347,744
Series 2020-K118 Class A2, 1.493% 9/25/30		20,339,000	20,107,424
Series 2020-K120 Class A2, 1.5% 10/25/30		5,700,000	5,632,292
Series 2020-K121 Class A2, 1.547% 10/25/30		5,600,000	5,555,583
Series 2020-K739 Class A2, 1.336% 9/25/27		9,936,000	10,040,081
Series 2021-K126 Class A2, 2.074% 1/25/31		16,200,000	16,809,875
Series 2021-K128 Class A2, 2.02% 3/25/31		3,900,000	4,023,988
Series 2019-K095 Class X1, 0.9483% 6/25/29 (d)(k)		13,960,545	935,485
Series 2020-K106 Class X1, 1.3546% 1/25/30 (d)(k)		60,829,057	6,214,442
Series 2020-K111 Class X1, 1.5721% 5/25/30 (d)(k)		24,958,150	3,037,005
Series 2020-K122 Class A2, 1.521% 11/25/30		3,500,000	3,462,347
Series 2021-K124 Class X1, 0.7216% 12/25/30 (d)(k)		6,497,883	391,733
Series 2021-K741 Class X1, 0.5727% 12/25/27 (d)(k)		140,896,634	4,821,680
Series K076 Class AM, 3.9% 4/25/28		1,015,000	1,179,291
Series K077 Class AM, 3.85% 5/25/28		660,000	765,532
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.221% 8/15/37 (b)(d)(f)		4,400,000	4,416,391
Class B, 1 month U.S. LIBOR + 1.350% 1.451% 8/15/37 (b)(d)(f)		930,000	930,872
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 8/15/37 (b)(d)(f)		500,000	500,626
GS Mortgage Securities Corp. Trust floater Series 2019-BOCA Class A, 1 month U.S. LIBOR + 1.200% 1.301% 6/15/38 (b)(d)(f)		6,630,000	6,637,875
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.551% 9/15/31 (b)(d)(f)		17,575,000	17,264,717
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2% 10/15/31 (b)(d)(f)		4,013,000	4,019,613
Series 2021-RENT Class C, 1 month U.S. LIBOR + 1.550% 1.647% 11/21/35 (b)(d)(f)		3,525,000	3,526,734
sequential payer:
Series 2014-GC18 Class A3, 3.801% 1/10/47		952,518	998,715
Series 2015-GS1 Class A3, 3.734% 11/10/48		13,884,000	15,335,969
Series 2020-GSA2 Class A4, 1.721% 12/12/53		3,940,000	3,829,848
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)		16,867,000	16,863,756
Series 2015-GC30 Class A3, 3.119% 5/10/50		1,940,264	2,072,590
Series 2015-GC34 Class XA, 1.2208% 10/10/48 (d)(k)		5,606,375	245,129
Series 2019-GC40 Class A3, 2.904% 7/10/52		2,000,000	2,123,455
Series 2021-RENT:
Class D, 1 month U.S. LIBOR + 1.850% 1.947% 11/21/35 (b)(d)(f)		2,175,000	2,176,066
Class XCP, 2.7325% 11/21/35 (b)(d)(k)		72,804,200	949,782
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ Class A, 1 month U.S. LIBOR + 1.000% 1.101% 6/15/32 (b)(d)(f)		4,257,396	4,260,222
Series 2018-PHH Class A, 1 month U.S. LIBOR + 0.910% 2.41% 6/15/35 (b)(d)(f)		2,936,330	2,943,804
Series 2021-MHC Class XCP, 1 month U.S. LIBOR + 0.000% 1.4212% 4/15/38 (b)(d)(f)(k)		164,060,500	4,347,767
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2015-C29 Class A3A2, 3.3423% 5/15/48 (b)		5,405,583	5,759,323
Series 2013-C14 Class A/S, 4.4093% 8/15/46		3,088,000	3,268,952
Series 2014-C19 Class XA, 0.7365% 4/15/47 (d)(k)		2,934,201	47,908
Series 2015-C30 Class A4, 3.5508% 7/15/48		1,900,000	2,058,151
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)		750,000	770,222
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.101% 9/15/29 (b)(d)(f)		6,300,000	6,309,064
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46		1,800,000	1,871,765
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)		2,000,000	2,054,652
Series 2012-CBX Class A/S, 4.2707% 6/15/45		1,177,000	1,212,121
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)		2,700,000	2,852,474
Class CFX, 4.9498% 7/5/33 (b)		919,000	969,230
Class DFX, 5.3503% 7/5/33 (b)		1,414,000	1,488,084
Class EFX, 5.5422% 7/5/33 (b)		1,934,000	1,992,778
Class XAFX, 1.116% 7/5/33 (b)(d)(k)		10,000,000	213,286
Series 2019-COR4 Class A3, 3.7629% 3/10/52		5,400,000	6,021,637
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (b)(d)(f)		6,931,000	6,935,350
Class B, 1 month U.S. LIBOR + 0.880% 0.981% 3/15/38 (b)(d)(f)		1,672,000	1,674,082
Class C, 1 month U.S. LIBOR + 1.100% 1.201% 3/15/38 (b)(d)(f)		1,052,000	1,053,318
MBRT floater Series 2019-MBR Class A, 1 month U.S. LIBOR + 0.850% 0.951% 11/15/36 (b)(d)(f)		6,000,000	6,003,379
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.251% 8/15/37 (b)(d)(f)		2,102,000	2,111,080
MHC Commercial Mortgage Trust:
floater Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.100% 2.2018% 4/15/38 (b)(d)(f)		5,425,000	5,429,901
floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.9018% 4/15/38 (b)(d)(f)		4,900,000	4,901,470
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C21 Class A3, 3.077% 3/15/48		3,732,073	3,915,746
Series 2016-C28 Class A3, 3.272% 1/15/49		4,101,416	4,366,259
Series 2016-C29 Class ASB, 3.14% 5/15/49		492,085	520,467
Series 2015-C25:
Class A4, 3.372% 10/15/48		2,800,000	3,021,896
Class XA, 1.0522% 10/15/48 (d)(k)		10,021,403	367,397
Series 2015-C26 Class A4, 3.252% 10/15/48		3,200,000	3,434,292
Series 2016-C32 Class A3, 3.459% 12/15/49		5,100,000	5,619,431
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (b)		1,893,000	1,893,745
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.951% 8/15/33 (b)(d)(f)		6,888,548	6,875,538
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (b)(d)(f)		5,200,000	5,245,048
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)		13,482,000	14,192,480
Series 2011-C3 Class AJ, 5.2155% 7/15/49 (b)(d)		2,486,755	2,494,124
Series 2015-UBS8 Class A3, 3.54% 12/15/48		3,000,000	3,252,113
Series 2016-UB12 Class A3, 3.337% 12/15/49		2,000,000	2,131,812
Series 2018-H4 Class A4, 4.31% 12/15/51		3,237,000	3,707,974
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(d)		1,558,000	1,603,514
Class C, 3.1771% 11/10/36 (b)(d)		1,495,000	1,509,121
Class D, 3.1771% 11/10/36 (b)(d)		2,340,000	2,328,103
ONE Mortgage Trust floater Series 2021-PARK Class E, 1 month U.S. LIBOR + 1.750% 1.851% 3/15/36 (b)(d)(f)		5,759,000	5,755,528
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.201% 3/15/36 (b)(d)(f)		6,373,190	6,357,079
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.91% 4/15/36 (b)(d)(f)		1,900,000	1,900,564
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE:
Class A1, 3.872% 1/5/43 (b)(d)		740,000	809,751
Class A2A, 3.659% 1/5/43 (b)(d)		9,930,000	10,744,972
U.S. sequential payer Series 2018-USDC Class A, 4.106% 5/13/38 (b)		4,000,000	4,360,403
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C12 Class A5, 4.2962% 8/15/51		3,000,000	3,427,786
Series 2012-C1 Class A/S, 4.171% 5/10/45		6,570,000	6,706,015
Series 2017-C1 Class A3, 3.283% 11/15/50		5,500,000	5,938,263
Series 2017-C7 Class XA, 1.0259% 12/15/50 (d)(k)		17,161,402	862,717
Series 2018-C11 Class A3, 4.3124% 6/15/51		4,100,000	4,544,531
Series 2018-C13 Class A3, 4.0694% 10/15/51		6,000,000	6,695,323
Series 2018-C9 Class ASB, 4.09% 3/15/51		3,300,000	3,684,053
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8881% 4/10/46 (b)(d)(f)		5,266,886	5,252,102
Series 2012-C3 Class A/S, 3.814% 8/10/49 (b)		1,400,000	1,446,087
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)		3,760,000	3,716,995
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)		300,000	299,956
Class X, 0.4294% 10/10/42 (b)(d)(k)		8,700,000	308,868
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.3% 5/15/31 (b)(d)(f)		4,470,000	4,478,497
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48		1,201,172	1,264,290
Series 2016-C34 Class A4, 3.096% 6/15/49		6,124,000	6,467,324
Series 2016-LC24 Class A3, 2.684% 10/15/49		3,300,000	3,488,031
Series 2021-C59 Class A4, 2.343% 4/15/54		5,000,000	5,069,769
Series 2015-C31 Class XA, 0.9716% 11/15/48 (d)(k)		6,746,134	242,828
Series 2017-C42 Class XA, 0.8798% 12/15/50 (d)(k)		35,379,612	1,710,148
Series 2018-C46 Class XA, 0.9374% 8/15/51 (d)(k)		15,600,472	713,921
Series 2018-C48 Class A5, 4.302% 1/15/52		3,181,000	3,682,818
WF-RBS Commercial Mortgage Trust:
Series 2012-C9 Class A/S, 3.388% 11/15/45		400,000	412,157
Series 2014-C24 Class XA, 0.8528% 11/15/47 (d)(k)		6,162,713	155,743
Series 2014-LC14 Class XA, 1.258% 3/15/47 (d)(k)		8,484,488	237,232
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $945,620,372)			952,167,172

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49		3,385,000	5,370,547
California Gen. Oblig. Series 2009, 7.5% 4/1/34		205,000	321,701
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50		45,000	69,911
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35		75,000	98,136
Illinois Gen. Oblig.:
Series 2003:		$	$
4.95% 6/1/23		5,431,636	5,619,887
5.1% 6/1/33		22,850,000	26,248,659
Series 2010-1, 6.63% 2/1/35		3,845,000	4,686,216
Series 2010-3:
6.725% 4/1/35		2,510,000	3,079,888
7.35% 7/1/35		4,655,000	5,890,827
Series 2010-5, 6.2% 7/1/21		479,000	480,783
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38		325,000	336,739
Los Angeles Dept. Arpt. Rev. Series C:
2.063% 5/15/34		500,000	470,262
2.163% 5/15/35		500,000	470,873
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39		190,000	268,151
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40		150,000	204,527
Miami-Dade County Aviation Rev. Series 2019 E, 2.529% 10/1/30		2,000,000	2,068,225
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40		545,000	580,945
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		9,315,000	11,948,745
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40		1,620,000	2,611,693
Series 2010 A, 7.102% 1/1/41		925,000	1,446,370
Series 2021 B:
1.963% 1/1/32		1,000,000	960,233
2.113% 1/1/33		1,050,000	1,009,644
New York City Gen. Oblig. Series A3, 2.8% 8/1/30		3,250,000	3,433,241
New York City Transitional Fin. Auth. Rev.:
Series 2010 C2, 5.767% 8/1/36		900,000	1,143,250
Series A3, 3.88% 8/1/31		1,170,000	1,317,124
Series A5, 2.69% 5/1/33		2,015,000	2,092,038
Series B2, 3.14% 8/1/28		2,735,000	2,968,326
New York State Dorm. Auth. Series 2019 F, 3.11% 2/15/39		3,250,000	3,466,291
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40		140,000	185,027
Series 2011 A, 4.8% 6/1/11		1,403,000	1,887,348
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62		515,000	650,943
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41		750,000	970,565
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49		555,000	595,856
Univ. of California Revs. Series 2015 J, 4.131% 5/15/45		1,750,000	2,000,772
Univ. of Michigan Rev. Series 2020 B, 2.437% 4/1/40		1,050,000	1,010,569
TOTAL MUNICIPAL SECURITIES
(Cost $88,603,865)			95,964,312

Foreign Government and Government Agency Obligations - 0.2%
Arab Republic of Egypt:
4.75% 4/11/25 (b)	EUR	$328,000	$418,804
7.6003% 3/1/29 (b)		632,000	703,416
Brazil Minas SPE 5.333% 2/15/28 (Reg. S)		2,786,000	3,022,810
Brazilian Federative Republic:
2.875% 6/6/25		200,000	205,800
3.875% 6/12/30		1,800,000	1,817,775
4.5% 5/30/29		200,000	214,475
Chilean Republic 2.55% 1/27/32		850,000	855,738
Colombian Republic:
3% 1/30/30		1,300,000	1,254,338
3.125% 4/15/31		200,000	192,225
4.125% 2/22/42		400,000	379,800
5.2% 5/15/49		200,000	212,100
10.375% 1/28/33		1,350,000	1,990,238
Dominican Republic:
4.875% 9/23/32		1,570,000	1,610,722
5.95% 1/25/27 (b)		1,100,000	1,241,281
6% 7/19/28 (b)		1,250,000	1,421,484
Emirate of Abu Dhabi 2.5% 9/30/29 (Reg. S)		1,200,000	1,252,125
Hungarian Republic:
1.75% 6/5/35 (Reg. S)	EUR	1,370,000	1,756,580
7.625% 3/29/41		580,000	941,521
Indonesian Republic:
1.1% 3/12/33	EUR	3,500,000	4,173,377
2.8% 6/23/30 (b)		1,300,000	1,328,275
3.4% 9/18/29		420,000	452,760
3.5% 1/11/28		4,450,000	4,840,209
Israeli State:
3.875% 7/3/50		1,750,000	1,962,223
4% 6/30/22		1,700,000	1,766,898
Italian Republic 2.375% 10/17/24		3,800,000	3,963,591
Kingdom of Saudi Arabia:
3.625% 3/4/28 (Reg. S)		800,000	883,150
3.75% 1/21/55 (b)		400,000	408,075
Panamanian Republic:
3.16% 1/23/30		3,020,000	3,169,679
3.875% 3/17/28		200,000	220,475
4.3% 4/29/53		615,000	663,931
4.5% 4/16/50		400,000	443,575
Peruvian Republic 2.844% 6/20/30		1,630,000	1,656,284
Philippine Republic:
1.648% 6/10/31		400,000	385,126
2.457% 5/5/30		200,000	207,272
3.7% 3/1/41		1,010,000	1,071,421
Province of Quebec yankee 7.125% 2/9/24		810,000	953,070
Republic of Paraguay:
2.739% 1/29/33 (b)		400,000	385,700
4.95% 4/28/31 (b)		400,000	453,575
Republic of Serbia:
1.5% 6/26/29 (Reg. S)	EUR	794,000	963,402
1.65% 3/3/33 (b)	EUR	1,200,000	1,414,410
2.125% 12/1/30 (b)		1,430,000	1,334,190
3.125% 5/15/27 (Reg. S)	EUR	712,000	961,856
Romanian Republic:
3% 2/14/31 (Reg. S)		864,000	887,112
3.875% 10/29/35 (b)	EUR	1,210,000	1,718,998
4.125% 3/11/39	EUR	2,740,000	3,903,674
South African Republic 4.85% 9/30/29		1,940,000	2,052,520
State of Qatar:
3.4% 4/16/25 (b)		3,165,000	3,454,400
3.75% 4/16/30 (Reg. S)		400,000	453,700
4.5% 4/23/28 (Reg. S)		900,000	1,059,750
4.625% 6/2/46 (Reg. S)		400,000	487,825
5.103% 4/23/48 (b)		2,200,000	2,855,600
Turkish Republic 7.25% 12/23/23		2,200,000	2,364,725
Ukraine Government:
4.375% 1/27/30 (b)	EUR	1,800,000	2,054,118
6.75% 6/20/26 (Reg. S)	EUR	1,450,000	1,940,381
7.75% 9/1/22 (b)		2,800,000	2,947,525
8.994% 2/1/24 (Reg. S)		2,250,000	2,521,547
United Mexican States:
2.659% 5/24/31		3,577,000	3,481,539
3.771% 5/24/61		950,000	870,319
4.15% 3/28/27		275,000	311,300
4.75% 4/27/32		400,000	454,575
4.75% 3/8/44		2,366,000	2,580,862
Uruguay Republic:
4.375% 1/23/31		610,000	707,714
4.975% 4/20/55		525,000	653,888
5.1% 6/18/50		2,185,000	2,758,972
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $94,201,865)			94,074,800

Bank Loan Obligations - 0.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 3/1/27 (d)(f)(n)		2,000,000	1,976,660
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3425% 3/15/27 (d)(f)(n)		3,241,793	3,210,607
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0925% 3/9/27 (d)(f)(n)		2,600,000	2,579,278
			7,766,545
Media - 0.0%
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3482% 1/15/26 (d)(f)(n)		1,994,898	1,971,458
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 8/24/26 (d)(f)(n)		500,000	357,970
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3482% 7/17/25 (d)(f)(n)		596,891	589,579
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6% 9/30/26 (d)(f)(n)		598,481	592,125
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6009% 1/31/28 (d)(f)(n)		2,000,000	1,987,500
			5,498,632

TOTAL COMMUNICATION SERVICES			13,265,177

CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (d)(f)(n)		850,000	848,411
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 12/22/24 (d)(f)(n)		1,994,845	1,978,109
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 12/27/24 (d)(f)(n)		1,097,165	1,086,654
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (d)(f)(n)		1,994,306	1,990,078
			5,054,841
Specialty Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (d)(f)(n)		1,750,000	1,753,465

TOTAL CONSUMER DISCRETIONARY			7,656,717

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0938% 2/3/24 (d)(f)(n)		503,297	503,347
Food Products - 0.0%
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0925% 5/1/26 (d)(f)(n)		2,992,366	2,983,539

TOTAL CONSUMER STAPLES			3,486,886

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.250% 11/1/26 (f)(n)(o)		249,375	247,906
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (d)(f)(n)		725,000	722,354
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 10/6/23 (d)(f)(n)		725,000	724,094
			1,446,448
Insurance - 0.0%
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (d)(f)(n)		2,493,750	2,481,032

TOTAL FINANCIALS			3,927,480

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Gentiva Health Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.875% 7/2/25 (d)(f)(n)		2,551,503	2,545,125
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (d)(f)(n)		2,250,000	2,245,185
			4,790,310
Health Care Technology - 0.0%
IQVIA, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/18/25 (f)(n)(o)		797,933	794,542
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8601% 8/1/27 (d)(f)(n)		2,990,117	2,968,947
Grifols, S.A. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0618% 11/15/27 (d)(f)(n)		1,745,581	1,728,998
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (d)(f)(n)		1,245,000	1,250,117
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4/8/28 (f)(n)(o)		2,000,000	1,997,140
Valeant Pharmaceuticals International, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8425% 11/27/25 (d)(f)(n)		3,000,000	2,982,930
			10,928,132

TOTAL HEALTH CARE			16,512,984

INDUSTRIALS - 0.0%
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2025% 12/30/26 (d)(f)(n)		723,174	719,804
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3425% 4/4/26 (d)(f)(n)		1,598,481	1,590,824
Software - 0.0%
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 4/16/25 (d)(f)(n)		275,301	272,171
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 4/16/25(d)(f)(n)		207,800	205,437
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 4/16/25 (d)(f)(n)		598,382	592,494
			1,070,102

TOTAL INFORMATION TECHNOLOGY			2,660,926

MATERIALS - 0.0%
Chemicals - 0.0%
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8475% 10/1/25 (d)(f)(n)		2,593,209	2,569,429
Zep, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/11/24 (f)(n)(o)		1,496,124	1,472,560
			4,041,989
Containers & Packaging - 0.0%
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8451% 7/1/26(d)(f)(n)		598,500	593,263

TOTAL MATERIALS			4,635,252

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8425% 12/22/24 (d)(f)(n)		3,600,000	3,564,000
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8441% 12/31/25 (d)(f)(n)		498,615	495,708
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 3 month U.S. LIBOR + 2.000% 4/5/26 (f)(n)(o)		3,241,751	3,203,272

TOTAL UTILITIES			3,698,980

TOTAL BANK LOAN OBLIGATIONS
(Cost $60,715,444)			60,376,112

Bank Notes - 0.0%
Discover Bank:
3.45% 7/27/26		$435,000	$474,850
4.682% 8/9/28 (d)		3,503,000	3,726,842
Regions Bank 6.45% 6/26/37		2,533,000	3,497,266
Truist Bank:
2.25% 3/11/30		625,000	621,701
2.75% 5/1/23		645,000	674,337
TOTAL BANK NOTES
(Cost $7,591,483)			8,994,996
		Shares	Value

Fixed-Income Funds - 66.3%
High Yield Fixed-Income Funds - 0.9%
Stone Harbor Emerging Markets Debt Fund		22,416,052	$220,125,628
TCW Emerging Markets Income Fund Class N		16,782,911	177,563,194

TOTAL HIGH YIELD FIXED-INCOME FUNDS			397,688,822

Intermediate Government Funds - 2.0%
Fidelity SAI U.S. Treasury Bond Index Fund (p)		84,746,949	849,164,432
Intermediate-Term Bond Funds - 61.4%
Baird Core Plus Bond Fund - Institutional Class		62,848,104	740,979,150
BlackRock Total Return Fund Institutional Shares		36,238,411	431,599,473
DoubleLine Total Return Bond Fund Class N		133,868,203	1,408,293,494
Fidelity SAI Total Bond Fund (p)		591,245,962	6,219,907,523
Fidelity U.S. Bond Index Fund (p)		16,298,307	196,394,600
John Hancock Bond Fund Class R6		22,983,021	375,772,392
JPMorgan Core Plus Bond Fund Class A		50,117,233	426,998,822
PIMCO Income Fund Institutional Class		91,840,977	1,110,357,415
PIMCO Investment Grade Credit Bond Fund Institutional Class		59,797,456	649,400,372
PIMCO Mortgage Opportunities Fund Institutional Class		111,573,016	1,220,608,797
PIMCO Total Return Fund Institutional Class		603,966,541	6,232,934,637
TCW Total Return Bond Fund N Class		20,512,329	214,148,718
The Bond Fund of America Class F2		34,455,540	463,427,013
Voya Intermediate Bond Fund Class I		130,364,862	1,345,365,378
Western Asset Core Bond Fund Class I		169,816,983	2,236,489,661
Western Asset Core Plus Bond Fund Class I		276,582,794	3,349,417,634

TOTAL INTERMEDIATE-TERM BOND FUNDS			26,622,095,079

Long Government Bond Funds - 2.0%
iShares 20+ Year Treasury Bond ETF (q)		6,072,060	840,615,986
TOTAL FIXED-INCOME FUNDS
(Cost $28,205,091,659)			28,709,564,319
		Principal Amount(a)	Value

Preferred Securities - 0.2%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.375% (d)(r)		6,695,000	7,105,069
Energy Transfer LP 6.625% (d)(r)		730,000	706,275
			7,811,344
FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp. 4.3% (d)(r)		7,090,000	7,284,975
Bank of Nova Scotia 4.65% (d)(r)		12,927,000	13,040,111
Barclays Bank PLC 7.625% 11/21/22		27,412,000	29,989,034
Citigroup, Inc. 3.875% (d)(r)		4,320,000	4,352,400
JPMorgan Chase & Co. 4.6% (d)(r)		7,120,000	7,262,400
			61,928,920
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (d)(r)		350,000	359,625

TOTAL FINANCIALS			62,288,545

TOTAL PREFERRED SECURITIES
(Cost $70,658,655)			70,099,889
		Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund 0.06% (s)		708,983,429	709,125,225
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (p)(t)		564,393,777	564,393,777
Fidelity Securities Lending Cash Central Fund 0.06% (s)(u)		859,067,783	859,153,690
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (t)		197,303,780	197,303,780
TOTAL MONEY MARKET FUNDS
(Cost $2,329,972,827)			2,329,976,472

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	10,000,000	$308,290
Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	10,000,000	241,720
TOTAL PURCHASED SWAPTIONS
(Cost $547,000)			550,010
TOTAL INVESTMENT IN SECURITIES - 105.9%
(Cost $45,090,267,458)			45,903,272,358
NET OTHER ASSETS (LIABILITIES) - (5.9)%(v)			(2,567,752,470)
NET ASSETS - 100%			$43,335,519,888

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 6/1/51	$(3,950,000)	$(4,018,122)
2% 6/1/51	(3,550,000)	(3,611,223)
2% 6/1/51	(2,350,000)	(2,390,528)
2% 6/1/51	(2,600,000)	(2,644,840)
2% 6/1/51	(5,950,000)	(6,052,614)
2% 6/1/51	(6,600,000)	(6,713,824)
2% 6/1/51	(14,300,000)	(14,546,618)
2% 6/1/51	(15,800,000)	(16,072,487)
2% 6/1/51	(8,350,000)	(8,494,004)
2% 6/1/51	(9,200,000)	(9,358,663)
2.5% 6/1/51	(12,550,000)	(12,998,509)
2.5% 6/1/51	(14,300,000)	(14,811,051)
3% 6/1/51	(6,300,000)	(6,572,800)
3% 6/1/51	(4,850,000)	(5,060,013)
3.5% 6/1/51	(400,000)	(420,738)
3.5% 6/1/51	(8,700,000)	(9,151,046)
3.5% 6/1/51	(1,350,000)	(1,419,990)
3.5% 6/1/51	(650,000)	(683,699)

TOTAL GINNIE MAE		(125,020,769)

Uniform Mortgage Backed Securities
1.5% 6/1/36	(4,250,000)	(4,302,461)
1.5% 6/1/36	(7,800,000)	(7,896,282)
1.5% 6/1/36	(2,500,000)	(2,530,860)
1.5% 6/1/36	(4,575,000)	(4,631,473)
2% 6/1/51	(16,800,000)	(16,974,280)
2% 6/1/51	(14,900,000)	(15,054,570)
2% 6/1/51	(7,000,000)	(7,072,617)
2% 6/1/51	(8,300,000)	(8,386,103)
2% 6/1/51	(6,000,000)	(6,062,243)
2% 6/1/51	(14,500,000)	(14,650,420)
2% 6/1/51	(6,400,000)	(6,466,392)
2% 6/1/51	(20,200,000)	(20,409,551)
2% 6/1/51	(11,200,000)	(11,316,187)
2% 6/1/51	(9,200,000)	(9,295,439)
2% 6/1/51	(16,900,000)	(17,075,317)
2% 6/1/51	(15,300,000)	(15,458,719)
2% 6/1/51	(3,400,000)	(3,435,271)
2% 6/1/51	(7,600,000)	(7,678,841)
2.5% 6/1/51	(5,800,000)	(6,005,492)
2.5% 6/1/51	(1,900,000)	(1,967,316)
2.5% 6/1/51	(3,400,000)	(3,520,461)
2.5% 6/1/51	(5,200,000)	(5,384,234)
2.5% 6/1/51	(1,900,000)	(1,967,316)
2.5% 6/1/51	(1,700,000)	(1,760,230)
2.5% 6/1/51	(4,150,000)	(4,297,033)
2.5% 6/1/51	(3,900,000)	(4,038,175)
2.5% 6/1/51	(6,000,000)	(6,212,578)
2.5% 6/1/51	(5,900,000)	(6,109,035)
2.5% 6/1/51	(8,800,000)	(9,111,780)
3% 6/1/51	(3,950,000)	(4,125,282)
3% 6/1/51	(4,050,000)	(4,229,719)
3% 6/1/51	(10,000,000)	(10,443,751)
3.5% 6/1/51	(10,550,000)	(11,136,485)
3.5% 6/1/51	(7,000,000)	(7,389,137)
3.5% 6/1/51	(2,500,000)	(2,638,978)
3.5% 6/1/51	(1,650,000)	(1,741,725)
3.5% 6/1/51	(7,700,000)	(8,128,051)
3.5% 6/1/51	(7,100,000)	(7,494,696)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(286,398,500)

TOTAL TBA SALE COMMITMENTS
(Proceeds $411,140,721)		$(411,419,269)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	4,000,000	$(398,464)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.37% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/11/26	26,000,000	(808,962)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.5175% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	15,000,000	(417,500)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	28,100,000	(1,608,730)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.2925% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	6,300,000	(288,428)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	5,000,000	(199,738)
Option on an interest rate swap with Morgan Stanley Capital Services to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	9,300,000	(285,190)
Option on an interest rate swap with Morgan Stanley Capital Services to pay semi-annually a fixed rate of 2.3725% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	11,000,000	(342,696)

TOTAL PUT SWAPTIONS			(4,349,708)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	4,000,000	(8,347)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.37% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/11/26	26,000,000	(912,258)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.5175% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	15,000,000	(586,291)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	28,100,000	(364,330)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.2925% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	6,300,000	(46,114)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	5,000,000	(119,487)
Option on an interest rate swap with Morgan Stanley Capital Services to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	9,300,000	(154,305)
Option on an interest rate swap with Morgan Stanley Capital Services to receive semi-annually a fixed rate of 2.3725% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	11,000,000	(386,588)

TOTAL CALL SWAPTIONS			(2,577,720)

TOTAL WRITTEN SWAPTIONS			$(6,927,428)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	505	Sept. 2021	$62,545,039	$117,575	$117,575
CBOT Long Term U.S. Treasury Bond Contracts (United States)	526	Sept. 2021	82,335,438	398,406	398,406
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	15	Sept. 2021	2,174,297	4,890	4,890
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	778	Sept. 2021	144,124,500	679,588	679,588

TOTAL PURCHASED					1,200,459

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	176	Sept. 2021	23,221,000	5,531	5,531
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,388	Sept. 2021	306,379,313	(107,258)	(107,258)

TOTAL SOLD					(101,727)

TOTAL FUTURES CONTRACTS					$1,098,732

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	69,131,585	USD	84,478,797	Citibank N.A.	6/2/21	$(176,285)
GBP	18,121,351	USD	25,659,833	Bank of America N.A.	6/2/21	57,082
USD	81,661,970	EUR	67,545,400	Bank of America N.A.	6/2/21	(706,268)
USD	603,776	EUR	499,520	Barclays Bank PLC	6/2/21	(5,364)
USD	240,498	EUR	200,000	Barclays Bank PLC	6/2/21	(3,392)
USD	1,066,969	EUR	886,665	JPMorgan Chase Bank, N.A.	6/2/21	(14,274)
USD	25,161,269	GBP	18,121,351	BNP Paribas	6/2/21	(555,646)
USD	263,816	EUR	215,380	Bank of America N.A.	7/2/21	1,019
USD	84,528,848	EUR	69,131,585	Citibank N.A.	7/2/21	177,598
USD	25,661,391	GBP	18,121,351	Bank of America N.A.	7/2/21	(56,521)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,282,051)
					Unrealized Appreciation	235,699
					Unrealized Depreciation	(1,517,750)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec. 2072	Goldman Sachs Bank USA	0.5%	Monthly	$4,160,000	$34,623	$(20,484)	$14,139
CMBX N.A. AAA Index Series 13	NR	Dec. 2072	Morgan Stanley Capital Services	0.5%	Monthly	5,730,000	34,925	(33,445)	1,480

TOTAL CREDIT DEFAULT SWAPS							$69,548	$(53,929)	$15,619

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$67,291,000	$89,400	$0	$89,400
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	24,123,000	93,594	0	93,594
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2031	2,057,000	12,760	0	12,760
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	2,057,000	(13,926)	0	(13,926)
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	939,000	2,258	0	2,258

TOTAL INTEREST RATE SWAPS							$184,086	$0	$184,086

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,568,106,540 or 5.9% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing - Security is in default.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,841,109.

 (h) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $821,680.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,295,289.

 (j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $182,425.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (o) The coupon rate will be determined upon settlement of the loan after period end.

 (p) Affiliated Fund

 (q) Security or a portion of the security is on loan at period end.

 (r) Security is perpetual in nature with no stated maturity date.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) The rate quoted is the annualized seven-day yield of the fund at period end.

 (u) Investment made with cash collateral received from securities on loan.

 (v) Includes $8,143,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,169
Fidelity Securities Lending Cash Central Fund	717,794
Total	$776,963

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	$289,245,261	$421,643,617	$146,495,101	$11,886	$--	$--	$564,393,777
Fidelity SAI Total Bond Fund	6,210,522,165	36,959,917	10,000,000	36,958,486	(229,446)	(17,345,113)	6,219,907,523
Fidelity SAI U.S. Treasury Bond Index Fund	443,836,473	409,523,835	--	1,523,834	--	(4,195,876)	849,164,432
Fidelity U.S. Bond Index Fund	90,464,916	116,671,723	10,000,000	388,720	(348,924)	(393,115)	196,394,600
Total	$7,034,068,815	$984,799,092	$166,495,101	$38,882,926	$(578,370)	$(21,934,104)	$7,829,860,332

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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